Filed electronically with the Securities and Exchange Commission on
                                 July 28, 1999

                                                               File No. 33-34819
                                                               File No. 811-6108

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /___/

                           Pre-Effective Amendment No.                     /___/
                         Post-Effective Amendment No. 15                   / X /
                                                     -----
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /___/

         Amendment No. 16                                                  / X /
                      ----


                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                 Philip J. Collora, Vice President and Secretary
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/ X /    On August 1, 1999 pursuant to paragraph (b)
/___/    On __________________ pursuant to paragraph (a) (1)
/___/    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Investors
Municipal
Cash Fund

PROSPECTUS August 1, 1999

INVESTORS MUNICIPAL CASH FUND
222 South Riverside Plaza, Chicago, Illinois 60606


Investors Florida Municipal Cash Fund
Investors Michigan Municipal Cash Fund
Investors New Jersey Municipal Cash Fund
Investors Pennsylvania Municipal Cash Fund
Tax-Exempt New York Money Market Fund


Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




Table of Contents

--------------------------------------------------
Investment Approach                             1
--------------------------------------------------
Principal Risk Factors                          1
--------------------------------------------------
About the Funds                                 2
--------------------------------------------------
Investors Florida Municipal Cash Fund           2
--------------------------------------------------
Investors Michigan Municipal Cash Fund          6
--------------------------------------------------
Investors New Jersey Municipal Cash Fund        9
--------------------------------------------------
Investors Pennsylvania Municipal Cash Fund      13
--------------------------------------------------
Tax-Exempt New York Money Market Fund           16
--------------------------------------------------
Investment Adviser                              20
--------------------------------------------------
About Your Investment                           21
--------------------------------------------------
Transaction Information                         21
--------------------------------------------------
Buying Shares                                   23
--------------------------------------------------
Selling and Exchanging Shares                   23
--------------------------------------------------
Distributions                                   24
--------------------------------------------------
Taxes                                           24
--------------------------------------------------
Financial Highlights                            25
--------------------------------------------------

                                   This page
                                 intentionally
                                  left blank.

INVESTORS MUNICIPAL CASH FUND

INVESTMENT APPROACH

The funds described in this prospectus seek to provide, to the extent consistent with the stability of capital, maximum current income exempt from federal income taxes and, in the case of certain funds, from income taxes of a particular state. Each fund has its own investment objective, investment strategy and risk profile.

Under normal market conditions, each fund will maintain at least 80% of its investments in obligations issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes. These are generally referred to as "municipal securities."

Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

o    to refund outstanding obligations

o    to obtain funds for general operating expenses

o    to obtain funds to loan to other public institutions and facilities.

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are municipal securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. Each of the funds may invest all or any part of its assets in municipal securities that are industrial development bonds.

PRINCIPAL RISK FACTORS

An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

As with most money market funds, the major factor affecting the funds' performance is short-term interest rates. If short-term interest rates fall, the funds' yields are also likely to fall. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. These funds may have lower returns than other funds that invest in longer-term or lower-quality securities. It is also possible that securities in the funds' investment portfolio could be downgraded in credit rating or go into default.

Municipal Securities. The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities might lose tax-exempt status in the event of a change in the applicable tax laws.

Industrial Development Bonds. Industrial development bonds may involve more risk than general obligation bonds because they are generally secured by the revenues of the facility being financed rather than the taxing power of the municipality.

State Investing Risk. Because each fund focuses its investments in the municipal securities of a particular state, adverse economic, political or regulatory occurrences in that state will have a greater impact on investment returns than would be the case for a money market fund investing nationally.

Non-diversified. Because each fund is classified as "non-diversified," each fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

ABOUT THE FUNDS

INVESTORS FLORIDA MUNICIPAL CASH FUND

Investment objective

The fund seeks to provide maximum current income, that is exempt from federal income tax, to the extent consistent with stability of capital. The fund's investment objective and fundamental policies may not be changed without a vote of shareholders.

Main investment strategies

The fund is managed to maintain a net asset value of $1.00 per share. The fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations (securities generally rated in the two highest categories by a nationally recognized rating service) issued by or on behalf of the State of Florida, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and other securities that are, in the opinion of bond counsel to the issuer, exempt from the Florida intangibles tax and the interest from which is exempt from federal income taxes.

Though the fund generally seeks investments exempt from the Florida intangibles tax, there is no assurance that an exemption from the Florida intangibles tax will be available.

Under normal market conditions, the fund will maintain at least 80% of its net assets in municipal securities, the income from which is exempt from federal income taxes.

Under normal market conditions, as a nonfundamental policy, the fund will maintain at least 65% of its total assets in Florida municipal securities. The fund will invest only in municipal securities that at the time of purchase meet at least one of the following criteria:

o rated high quality by a nationally recognized statistical rating organization;

o if unrated, are determined to be, in the discretion of the Board of Trustees or its delegate, at least equal in quality to one or more of the above ratings; or

o    fully collateralized by an escrow of U.S. Government securities.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment managers' perception of monetary conditions, the available supply of appropriate investments, and the investment managers' projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement an investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Risk management strategies

From time to time, as a temporary defensive measure, including during periods when acceptable short-term municipal securities are not available, the fund may invest in taxable "temporary investments" that include:

o    obligations of the U.S. Government, its agencies or instrumentalities;

o debt securities rated high quality by any nationally recognized statistical rating organization;

o    commercial   paper  rated  high  quality  by  any   nationally   recognized
     statistical rating organization;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o    any of the above temporary investments subject to repurchase agreements.

Interest income from temporary investments is taxable to shareholders as ordinary income; therefore, the fund may not achieve its investment objective when the fund takes temporary defensive measures.

Main risks

The fund's principal risks are short-term interest rate risk, credit risk, state investing risk, non-diversification risk, municipal securities risk, industrial development bonds and portfolio management. You will find a discussion of these risks at the front of this prospectus.

Florida specific risk. Florida is characterized by rapid growth, substantial capital needs, a manageable debt burden, a diversifying but still somewhat narrow economic base and good financial operations. The State continues to experience rapid population growth which places an increasing burden on the public services provided by the State. Technology-based manufacturing, business and financial services have joined tourism and agriculture as leading elements of Florida's continued economic growth. Florida's overall financial position remains healthy. Florida relies on the sales tax as the major revenue source. Florida has increased its funding of capital projects through more frequent debt issuance rather than the historical pay-as-you-go method.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
 2.64





 1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 0.71% (the second quarter of 1998) and the fund's lowest return for a calendar quarter was 0.63% (the fourth quarter of 1998).

The fund's year-to-date total return as of June 30, 1999 was 1.09%. Total returns would have been lower had certain expenses not been capped.

Average Annual Total Returns

For periods ended            Investors Florida
December 31, 1998           Municipal Cash Fund
-----------------           -------------------

 One Year                           2.64%

 Since Fund Inception*              2.73%

-----------

*    Inception date for the fund is May 22, 1997.

7-Day Yield

 December 31, 1998                  3.59%

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

 -----------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of offering price)       NONE
 -----------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption proceeds)              NONE
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested dividends/distribution        NONE
 -----------------------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)                         NONE
 -----------------------------------------------------------------------------------------------
 Exchange fee                                                                    NONE
 -----------------------------------------------------------------------------------------------
 Annual fund operating expenses (expenses that are deducted from fund assets):
 -----------------------------------------------------------------------------------------------
 Management fee                                                                  0.22%
 -----------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                                       0.50%
 -----------------------------------------------------------------------------------------------
 Other expenses                                                                  0.37%
 -----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                                            1.09%
 -----------------------------------------------------------------------------------------------
 Expense reimbursement                                                           0.19%*
 -----------------------------------------------------------------------------------------------
 Net expenses                                                                    0.90%*
 -----------------------------------------------------------------------------------------------

* By contract, total fund expenses will be capped at 0.90% through July 31, 2000.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                    $     92
------------------------------------------------------
Three Years                 $    328
------------------------------------------------------
Five Years                  $    584
------------------------------------------------------
Ten Years                   $  1,322
------------------------------------------------------

INVESTORS MICHIGAN MUNICIPAL CASH FUND

Investment objective

The fund seeks to provide maximum current income, that is exempt from federal and Michigan income taxes, to the extent consistent with stability of capital. The fund's investment objective and fundamental policies may not be changed without a vote of shareholders.

Main investment strategies

The fund is managed to maintain a net asset value of $1.00 per share. The fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations (securities generally rated in the two highest categories by a nationally recognized rating service) issued by or on behalf of the State of Michigan, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and Michigan income taxes.

Under normal market conditions, the fund will maintain at least 80% of its net assets in municipal securities, the income from which is exempt from federal income taxes.

Under normal market conditions, as a nonfundamental policy, the fund will maintain at least 65% of its total assets in Michigan municipal securities. The fund will invest only in municipal securities that at the time of purchase meet at least one of the following criteria:

o    rated  high  quality  by  a  nationally   recognized   statistical   rating
     organization;

o if unrated, are determined to be, in the discretion of the Board of Trustees or its delegate, at least equal in quality to one or more of the above ratings; or

o    fully collateralized by an escrow of U.S. Government securities.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment managers' perception of monetary conditions, the available supply of appropriate investments, and the investment managers' projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement an investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Risk management strategies

From time to time, as a temporary defensive measure, including during periods when acceptable short-term municipal securities are not available, the fund may invest in taxable "temporary investments" that include:

o    obligations of the U.S. Government, its agencies or instrumentalities;

o debt securities rated high quality by any nationally recognized statistical rating organization;

o    commercial   paper  rated  high  quality  by  any   nationally   recognized
     statistical rating organization;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o    any of the above temporary investments subject to repurchase agreements.

Interest income from temporary investments is taxable to shareholders as ordinary income; therefore, the fund may not achieve its investment objective when the fund takes temporary defensive measures.

Main risks

The fund's principal risks are short-term interest rate risks, credit risk, state investing risk, non-diversification risk, municipal securities risk, industrial development bonds and portfolio management. You will find a discussion of these risks at the front of this prospectus.

Michigan specific risk. Michigan's economic performance relies heavily on national economic trends. Its economy is highly industrialized with an economic base concentrated in the manufacturing sector. This concentration has generally caused the State's economy to be more volatile than that of states with more diversified industries, although its long-term growth has kept pace with the nation due to gains in other sectors. The most recent economic recession had a milder effect on the State compared to the recession of the 1980s. The restructuring of the State's manufacturing industry following the recession of the 1980s improved the industry's overall competitive position. In addition, the rebound in the automotive industry during the past several years has improved the State's current economic and financial position, which are currently at record levels of achievement. Michigan's future economic growth will likely come from growth in its service sector.

Past performance

As the fund did not commence operations until April 6, 1998, it does not have a full calendar year of performance to report as of the date of this prospectus.

7-Day Yield

 December 31, 1998                                 2.86%


Of course, past performance is not necessarily an indication of future performance.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.


 -----------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of offering price)       NONE
 -----------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption proceeds)              NONE
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested dividends/distribution        NONE
 -----------------------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)                         NONE
 -----------------------------------------------------------------------------------------------
 Exchange fee                                                                    NONE
 -----------------------------------------------------------------------------------------------
 Annual fund operating expenses (expenses that are deducted from fund assets):
 -----------------------------------------------------------------------------------------------
 Management fee                                                                  0.22%
 -----------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                                       0.35%
 -----------------------------------------------------------------------------------------------
 Other expenses                                                                  0.30%
 -----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                                            0.87%
 -----------------------------------------------------------------------------------------------
 Expense reimbursement                                                           0.12%*
  -----------------------------------------------------------------------------------------------
 Net expenses                                                                    0.75%*
 -----------------------------------------------------------------------------------------------

* By contract, total fund expenses will be capped at 0.75% through July 31, 2000.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                    $     77
------------------------------------------------------
Three Years                 $    266
------------------------------------------------------
Five Years                  $    471
------------------------------------------------------
Ten Years                   $  1,067
------------------------------------------------------

INVESTORS NEW JERSEY MUNICIPAL CASH FUND

Investment objective

The fund seeks to provide maximum current income, that is exempt from federal and New Jersey income taxes, to the extent consistent with stability of capital. The fund's investment objective and fundamental policies may not be changed without a vote of shareholders.

Main investment  strategies

The fund is managed to maintain a net asset value of $1.00 per share. The fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations (securities generally rated in the two highest categories by a nationally recognized rating service) issued by or on behalf of the State of New Jersey, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and New Jersey income taxes.

Under normal market conditions, the fund will maintain at least 80% of its net assets in municipal securities, the income from which is exempt from federal income taxes.

Under normal market conditions, as a nonfundamental policy, the fund will maintain at least 65% of its total assets in New Jersey municipal securities. The fund will invest only in municipal securities that at the time of purchase meet at least one of the following criteria:

o    rated  high  quality  by  a  nationally   recognized   statistical   rating
     organization;

o if unrated, are determined to be, in the discretion of the Board of Trustees or its delegate, at least equal in quality to one or more of the above ratings; or

o    fully collateralized by an escrow of U.S. Government securities.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment managers' perception of monetary conditions, the available supply of appropriate investments, and the investment managers' projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement an investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Risk management strategies

From time to time, as a temporary defensive measure, including during periods when acceptable short-term municipal securities are not available, the fund may invest in taxable "temporary investments" that include:

o    obligations of the U.S. Government, its agencies or instrumentalities;

o debt securities rated high quality by any nationally recognized statistical rating organization;

o    commercial   paper  rated  high  quality  by  any   nationally   recognized
     statistical rating organization;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o    any of the above temporary investments subject to repurchase agreements.

Interest income from temporary investments is taxable to shareholders as ordinary income; therefore, the fund may not achieve its investment objective when the fund takes temporary defensive measures.

Main risks

The fund's principal risks are short-term interest rate risk, credit risk, state investing risk, non-diversification risk, municipal securities risk, industrial development bonds and portfolio management. You will find a discussion of these risks at the front of this prospectus.

New Jersey specific risk. New Jersey is the ninth most populous state in the nation. The state's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective rural agriculture. New Jersey is experiencing strong economic growth and increasing reserve balances. The services and construction sectors have been adding jobs. Job creation has led to strong personal income tax receipts which have resulted in a series of operating surpluses and a Growing Rainy Day Fund. Per capital income in 1997 was $32,654, the second highest of the United States and about 128% of the national average. The distribution of employment in New Jersey mirrors that of the nation. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the unemployment rate for New Jersey for April, 1999, was 4.5%, slightly higher than that of the U.S. as a whole.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
 2.40





 1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 0.67% (the second quarter of 1998) and the fund's lowest return for a calendar quarter was 0.57% (the fourth quarter of 1998).

The fund's year-to-date total return as of June 30, 1999 was 1.00%. Total returns would have been lower had certain expenses not been capped.

Average Annual Total Returns

For periods ended December 31, 1998     Investors New Jersey Municipal Cash Fund
-----------------------------------     ----------------------------------------

 One Year                                                      2.40%

 Since Inception*                                              2.50%

-----------

* Inception date for the fund is May 23, 1997.

7-Day Yield

 December 31, 1998                                             2.89%

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

 -----------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of offering price)       NONE
 -----------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption proceeds)              NONE
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested dividends/distribution        NONE
 -----------------------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)                         NONE
 -----------------------------------------------------------------------------------------------
 Exchange fee                                                                    NONE
 -----------------------------------------------------------------------------------------------
 Annual fund operating expenses (expenses that are deducted from fund assets):
 -----------------------------------------------------------------------------------------------
 Management fee                                                                  0.22%
 -----------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                                       0.50%
 -----------------------------------------------------------------------------------------------
 Other expenses                                                                  0.40%
 -----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                                            1.12%
 -----------------------------------------------------------------------------------------------
 Expense reimbursement                                                           0.22%*
 -----------------------------------------------------------------------------------------------
 Net expenses                                                                    0.90%*
 -----------------------------------------------------------------------------------------------

* By contract, total fund expenses will be capped at 0.90% through July 31, 2000.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                    $     92
------------------------------------------------------
Three Years                 $    335
------------------------------------------------------
Five Years                  $    598
------------------------------------------------------
Ten Years                   $  1,356
------------------------------------------------------

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND

Investment objective

The fund seeks to provide maximum current income, that is exempt from federal and Pennsylvania income taxes, to the extent consistent with stability of capital. Except as otherwise noted, the fund's investment objective and other policies may be changed by the fund's Board of Trustees, without a vote of shareholders.

Main investment strategies

The fund is managed to maintain a net asset value of $1.00 per share. The fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations (securities generally rated in the two highest categories by a nationally recognized rating service) issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and Pennsylvania income taxes.

Under normal market conditions, the fund will maintain at least 80% of its net assets in municipal securities, the income from which is exempt from federal income taxes.

Under normal market conditions, the fund will maintain at least 65% of its total assets in Pennsylvania municipal securities. The fund will invest only in municipal securities that at the time of purchase meet at least one of the following criteria:

o    rated  high  quality  by  a  nationally   recognized   statistical   rating
     organization;

o if unrated, are determined to be, in the discretion of the Board of Trustees or its delegate, at least equal in quality to one or more of the above ratings; or

o    fully collateralized by an escrow of U.S. Government securities.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment managers' perception of monetary conditions, the available supply of appropriate investments, and the investment managers' projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement an investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Risk management strategies

From time to time, as a temporary defensive measure, including during periods when acceptable short-term municipal securities are not available, the fund may invest in taxable "temporary investments" that include:

o    obligations of the U.S. Government, its agencies or instrumentalities;

o debt securities rated high quality by any nationally recognized statistical rating organization;

o    commercial   paper  rated  high  quality  by  any   nationally   recognized
     statistical rating organization;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o    any of the above temporary investments subject to repurchase agreements.

Interest income from temporary investments is taxable to shareholders as ordinary income; therefore, the fund may not achieve its investment objective when the fund takes temporary defensive measures. Income based on federal obligations is non-taxable for Pennsylvania income tax purposes.

Main risks

The fund's principal risks are short-term interest rate risk, credit risk, state investing risk, non-diversification risk, municipal securities risk, industrial development bonds and portfolio management. You will find a discussion of these risks at the front of this prospectus.

Pennsylvania specific risk. While Pennsylvania is among the leading states in manufacturing and mining, it is transforming into more of a services and high-tech economy evidenced by its growing reputation as a health and education center. Following the recession of the early 1990's, Pennsylvania's economy had become more reflective of the nation's. Service industries became a larger portion of total employment. The steel industry had undergone a successful restructuring. The economy, while continuing to experience some growth, has not seen the levels of growth that most states have experienced during this recent expansion. The replacement of highly paid manufacturing jobs for those in the services and trade sectors will impede income growth. Relative cost advantages which are available to businesses in the Commonwealth compared to its neighboring states, as well as the restructuring and modernization of manufacturing plants, should aid in boosting the economy.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
 2.63





 1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 0.72% (the second quarter of 1998) and the fund's lowest return for a calendar quarter was 0.61% (the fourth quarter of 1998).

The fund's year-to-date total return as of June 30, 1999 was 1.11%. Total returns would have been lower had certain expenses not been capped.

Average Annual Total Returns


 For periods ended                         Investors Pennsylvania
 December 31, 1998                          Municipal Cash Fund
 -----------------                          -------------------

One Year                                          2.63%

Since Inception*                                  2.73%

-----------

* Inception date for the fund is May 21, 1997.

7-Day Yield

 December 31, 1998                                 2.90%

Fee and expense information


 -----------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of offering price)       NONE
 -----------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption proceeds)              NONE
  -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested dividends/distribution        NONE
  -----------------------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)                         NONE
 -----------------------------------------------------------------------------------------------
  Exchange fee                                                                   NONE
 -----------------------------------------------------------------------------------------------
 Annual fund operating expenses (expenses that are deducted from fund assets):
 -----------------------------------------------------------------------------------------------
 Management fee                                                                  0.22%
 -----------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                                       0.50%
 -----------------------------------------------------------------------------------------------
 Other expenses                                                                  0.40%
 -----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                                            1.12%
 -----------------------------------------------------------------------------------------------
 Expense reimbursement                                                           0.22%*
 -----------------------------------------------------------------------------------------------
  Net expenses                                                                   0.90%*
 -----------------------------------------------------------------------------------------------

* By contract, total fund expenses will be capped at 0.90% through July 31, 2000.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                    $     92
------------------------------------------------------
Three Years                 $    335
------------------------------------------------------
Five Years                  $    598
------------------------------------------------------
Ten Years                   $  1,356
------------------------------------------------------

TAX-EXEMPT NEW YORK MONEY MARKET FUND

Investment objective

The fund seeks to provide maximum current income that is exempt from federal, New York State and New York City income taxes, to the extent consistent with stability of capital. The fund's investment objective and fundamental policies may not be changed without a vote of shareholders.

Main investment strategies

The fund is managed to maintain a net asset value of $1.00 per share. The fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the State of New York, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal, New York State and New York City income taxes.

Under normal market conditions, the fund will maintain at least 80% of its net assets in municipal securities, the income from which is exempt from federal income taxes. The fund does not consider bonds whose interest may be subject to the alternative minimum tax as municipal securities for purposes of this limitation.

Under normal market conditions, as a nonfundamental policy, the fund will maintain at least 65% of its total assets in New York municipal securities. The fund will invest only in municipal securities that at the time of purchase meet at least one of the following criteria:

o    are rated within the two highest ratings of municipal  securities by either
     Moody's  Investors   Service,   Inc.   ("Moody's")  or  Standard  &  Poor's
     Corporation ("S&P");

o are guaranteed or insured by the U.S. government as to the payment of principal and interest;

o    are fully collateralized by an escrow of U.S. Government securities;

o have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher;

o are unrated, if longer term municipal securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or

o are determined to be, in the discretion of the Board of Trustees or its delegate, at least equal in quality to one or more of the above categories.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment managers' perception of monetary conditions, the available supply of appropriate investments, and the investment managers' projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement an investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Risk management strategies

From time to time, as a temporary defensive measure, including during periods when acceptable short-term municipal securities are not available, the fund may invest in taxable "temporary investments" that include:

o    obligations of the U.S. Government, its agencies or instrumentalities;

o debt securities rated within the two highest grades by either Moody's or S&P;

o    commercial paper within the two highest grades by either Moody's or S&P;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o    any of the above temporary investments subject to repurchase agreements.

Interest income from temporary investments is taxable to shareholders as ordinary income; therefore, the fund may not achieve its investment objective when the fund takes temporary defensive measures.

Main risks

The fund's principal risks are short-term interest rate risk, credit risk, state investing risk, non-diversification risk, municipal securities risk, industrial development bonds and portfolio management. You will find a discussion of these risks at the front of this prospectus.

New York specific risk. New York is the third most populous state in the nation; New York City accounts for about 40% of the State's population. After a boom in the mid-1980's, New York and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New York climbed out of the recession more slowly than the rest of the nation. New York ranks fourth in the nation in personal income. In 1997, New York's per capita personal income was $30,752, which is about 120% of the national average. Employment distribution throughout industry sectors is similar to that of the nation except for a higher concentration in the finance, insurance and real estate sectors and a lower concentration in the manufacturing sector. Historically, unemployment is more cyclical in New York than for the United States as a whole. Since 1991, New York's unemployment rate has exceeded the U.S. average.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
 3.76     2.19     1.63     2.04     3.12    3.01     2.92     2.63





 1991     1992     1993     1994     1995    1996     1997     1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 1.04% (the second quarter of 1991) and the fund's lowest return for a calendar quarter was 0.37% (the first quarter of 1994).

The fund's year-to-date total return as of June 30, 1999 was 1.09%. Total returns would have been lower had certain expenses not been capped.

Average Annual Total Returns

 For periods ended                          Tax-Exempt New York
 December 31, 1998                           Money Market Fund
 -----------------                           -----------------

 One Year                                          2.63%
 Five Years                                        2.74%
 Since Inception*                                  2.68%

-----------

* Inception date for the fund is December 13, 1990.

7-Day Yield

 December 31, 1998                                 2.81%

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund

 -----------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of offering price)       NONE
 -----------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption proceeds)              NONE
 -----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested dividends/distribution        NONE
 -----------------------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)                         NONE
 -----------------------------------------------------------------------------------------------
 Exchange fee                                                                    NONE
 -----------------------------------------------------------------------------------------------
 Annual fund operating expenses (expenses that are deducted from fund assets):
 -----------------------------------------------------------------------------------------------
 Management fee                                                                  0.22%
 -----------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                                       0.50%
 -----------------------------------------------------------------------------------------------
 Other expenses                                                                  0.26%
 -----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                                            0.98%
 -----------------------------------------------------------------------------------------------
 Expense reimbursement                                                           0.18%*
 -----------------------------------------------------------------------------------------------
 Net expenses                                                                    0.80%*
 -----------------------------------------------------------------------------------------------

* By contract, total fund expenses will be capped at 0.80% through July 31, 2000.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year except the first year. The first year of your investment will take into account the fund's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                    $    82
------------------------------------------------------
Three Years                 $   295
------------------------------------------------------
Five Years                  $   526
------------------------------------------------------
Ten Years                   $ 1,194
------------------------------------------------------

INVESTMENT ADVISER

Each fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), 345 Park Avenue, New York, New York, to manage each fund's daily investment and business affairs subject to the policies established by each fund's Board. The Adviser actively manages each fund's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

The funds pay the Adviser a (graduated) monthly investment management fee on a combined asset basis. Fees paid for each fund's most recently completed fiscal year are shown below:

Investors Florida Municipal Cash Fund. The Adviser, the fund's Principal Underwriter, Kemper Distributors, Inc., the fund's Shareholder Service Agent, Kemper Service Company, and the fund's Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the fund at no more than 0.90% of the average daily net assets of the fund through July 31, 2000. The Adviser received an investment management fee of 0.22% of the fund's average daily net assets on an annual basis for the fiscal year ended March 31, 1999, reflecting the effect of expense limitations then in effect.

Investors Michigan Municipal Cash Fund. The Adviser, the fund's Principal Underwriter, Kemper Distributors, Inc., the fund's Shareholder Service Agent, Kemper Service Company, and the fund's Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the fund at no more than 0.75% of the average daily net assets of the fund through July 31, 2000. The Adviser received an investment management fee of 0.22% of the fund's average daily net assets on an annual basis for the fiscal year ended March 31, 1999, reflecting the effect of expense limitations then in effect.

Investors New Jersey Municipal Cash Fund. The Adviser, the fund's Principal Underwriter, Kemper Distributors, Inc., the fund's Shareholder Service Agent, Kemper Service Company, and the fund's Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the fund at no more than 0.90% of the average daily net assets of the fund through July 31, 2000. The Adviser received an investment management fee of 0.22% of the fund's average daily net assets on an annual basis for the fiscal year ended March 31, 1999, reflecting the effect of expense limitations then in effect.

Investors Pennsylvania Municipal Cash Fund. The Adviser, the fund's Principal Underwriter, Kemper Distributors, Inc., the fund's Shareholder Service Agent, Kemper Service Company, and the fund's Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the fund at no more than 0.90% of the average daily net assets of the fund through July 31, 2000. The Adviser received an investment management fee of 0.22% of the fund's average daily net assets on an annual basis for the fiscal year ended March 31, 1999, reflecting the effect of expense limitations then in effect.

Tax-Exempt New York Money Market Fund. The Adviser, the fund's Principal Underwriter, Kemper Distributors, Inc., the fund's Shareholder Service Agent, Kemper Service Company, and the fund's Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the fund at no more than 0.80% of the average daily net assets of the fund through July 31, 2000. The Adviser received an investment management fee of 0.22% of the fund's average daily net assets on an annual basis for the fiscal year ended March 31, 1999, reflecting the effect of expense limitations then in effect.

Fund management

The following investment professionals are associated with each fund as indicated:


Name & Title                    Joined the Fund      Background
---------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.              1998           Mr.  Rachwalski  joined the  Adviser in 1973 as a money  market
Lead Manager                                         specialist  and began his  investment  career at that time.  He has  been  responsible  for the trading  and  portfolio
                                                     management  of money market portfolios since 1974.

Jerri I. Cohen                        1998           Ms.  Cohen  joined  the  Adviser in 1981 as an  accountant  and
Manager                                              began her investment career in 1992 as a money market trader.

Elizabeth Meyer                       1998           Ms.  Meyer joined the Adviser in 1986 in the  investment  trust
Manager                                              department.  She  began  her  investment  career  in  1992 as a performance analyst and became a money market trader in 1994.
---------------------------------------------------------------------------------------------------------------------

Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

ABOUT YOUR INVESTMENT

TRANSACTION INFORMATION

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the funds on each day the New York Stock Exchange is open for trading, at 11:00 a.m. and 3:00 p.m. Central time.

Each fund seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the fund's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the fund purchases only securities with a maturity of 397 days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the fund limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one shares and is determined by dividing the value of the fund's total assets, less liabilities, by the number of shares outstanding.

Processing time

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which a fund may not yet have received good payment (i.e., purchases by check or certain Automated Clearing House Transactions), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge the redemption of such shares by the fund may be subject to a contingent deferred sales charge as explained in the prospectus for the other fund.

Signature guarantees

A signature guarantee is required unless you sell shares worth $50,000 or less and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The funds will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The funds and their principal underwriter reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Any purchases that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the funds.

Minimum balances

The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time in management's discretion. Under an automatic investment plan, the minimum initial and subsequent investment is $50. Firms offering a fund's shares may set higher minimums for accounts they service and may change such minimums at their discretion. Because of the high cost of maintaining small accounts, the funds reserve the right to redeem an account with a balance below $1,000. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the fund redeems that shareholder account.

Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than the funds' distributor), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The funds reserve the right to honor any request for redemption or repurchase order by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the fund won't make a redemption in kind unless your requests over a 90-day period, total more than $250,000 or 1% of the fund's assets, whichever is less.

Rule 12b-1 plan

Each fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the fund that are used by the principal underwriter to pay for distribution and services for that fund. Under the Rule 12b-1 plan, the fund pays an annual distribution services fee, payable monthly, of 0.50% of the fund's average daily net assets (except Investors Michigan Municipal Cash Fund, which pays 0.35%). Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges.

BUYING SHARES

Shares of a fund may be purchased at net asset value, with no sales charge through selected financial services firms, such as broker-dealers and banks.

Each fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the funds will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each fund has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds.

Orders for purchase of shares received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 11:00 a.m. Central time net asset value determination, otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Central time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is to be wired, call the firm from which you received this prospectus for proper instructions.

SELLING AND EXCHANGING SHARES

Upon receipt by the  shareholder  service agent,  Kemper Service  Company,  of a request in the form described below, shares will be redeemed at the next determined net asset value. If processed at 3:00 p.m. Central time, the shareholder will receive that day's dividend. Requests received by the shareholder service agent for expedited wire redemptions prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally proceeds will be sent to the designated account that day. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Shareholders should contact the financial services firm through which shares were purchased for redemption instructions. Any shareholder may request that a fund redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

An exchange of shares entails the sale of fund shares and subsequent purchase of shares of a Kemper Fund.

Shareholders may obtain additional information about other ways to redeem shares, such as telephone redemptions, expedited wire transfer redemptions and redemptions by draft, by contacting their financial services firm.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

DISTRIBUTIONS

The funds' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account.

Dividends will be reinvested unless the shareholder elects to receive them in cash. The tax status of dividends is the same whether they are reinvested or paid in cash.

TAXES

Generally, income dividends which represent interest received from municipal securities are not taxable to shareholders. Dividends representing taxable net investment income, if any, and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short and long-term capital gain attributable to exempt New Jersey obligations will not be taxable to New Jersey shareholders. Capital gain attributable to redemption of shares of the New Jersey Fund also will not be taxable to New Jersey shareholders under the New
Jersey Gross Income Tax. Each of the funds may invest in bonds whose net interest may be subject to the alternative minimum tax. Each fund, other than the New York Fund, may invest without limit in such bonds. The tax exemption of fund dividends for federal income tax and particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The funds may not be an appropriate investment for qualified retirement plans and Individual Retirement Accounts.

Each fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

To qualify as an investment exempt from the Florida state intangibles tax, Investors Florida Municipal Cash Fund generally must consist of at least 90% of net assets exempt from the Florida state intangibles tax on the last business day of the calendar year.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the funds' financial performance for the past several years. The total return figures show what an investor in a fund would have earned assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the funds' financial statements, is included in the annual report, which is available upon request (see back cover).


INVESTORS FLORIDA MUNICIPAL CASH FUND

                                                                                     Year ended       May 22, 1997
                                                                                      March 31,       to March 31,
                                                                                        1999              1998
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                                   $1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    .02                .02
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                                                                  .02                .02
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (not annualized)                                                          2.50%               2.41
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets after Expense Waiver (annualized):
Expenses                                                                                .85%                .90
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  2.36%               2.74
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets before Expense Waiver (annualized):
Expenses                                                                               1.09%                .99
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  2.12%               2.65
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in thousands)                                             $20,454           7,611
---------------------------------------------------------------------------------------------------------------------


INVESTORS MICHIGAN MUNICIPAL CASH FUND

                                                                                                     April 6, 1998
                                                                                                      to March 31,
                                                                                                          1999
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                                                     $1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                      .02
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                                                                                    .02
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                           $1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (not annualized)                                                                            2.41%
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets after Expense Waiver (annualized):
Expenses                                                                                                  .75%
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    2.62%
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets before Expense Waiver (annualized):
Expenses                                                                                                  .87%
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    2.50%
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in thousands)                                                              $35,625
---------------------------------------------------------------------------------------------------------------------

Note: Total returns would have been lower had certain expenses not been capped.


INVESTORS NEW JERSEY MUNICIPAL CASH FUND

                                                                                     Year ended       May 23, 1997
                                                                                      March 31,       to March 31,
                                                                                        1999              1998
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                                   $1.00              1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    .02               .02
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                                                                  .02               .02
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $1.00              1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (not annualized)                                                          2.26%              2.22
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets after Expense Waiver (annualized):
Expenses                                                                                .90%               .90
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  2.13%              2.55
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets before Expense Waiver (annualized):
Expenses                                                                               1.12%              1.12
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  1.91%              2.33
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in thousands)                                             $15,330           4,665
---------------------------------------------------------------------------------------------------------------------

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND

                                                                                     Year ended       May 21, 1997
                                                                                      March 31,       to March 31,
                                                                                        1999              1998
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                                   $1.00              1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    .02               .02
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                                                                  .02               .02
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $1.00              1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (not annualized)                                                          2.50%              2.42
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets after Expense Waiver (annualized):
Expenses                                                                                .90%               .90
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  2.40%              2.76
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets before Expense Waiver (annualized):
Expenses                                                                               1.12%              1.11
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  2.18%              2.55
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in thousands)                                             $6,003            3,195
---------------------------------------------------------------------------------------------------------------------

Note: Total returns would have been lower had certain expenses not been capped.


TAX-EXEMPT NEW YORK MONEY MARKET FUND

                                                                          Year ended March 31,
                                                        1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year                     $1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                    .02          .03          .03          .03          .02
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                                  .02          .03          .03          .03          .02
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                           $1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                           2.50%         2.90         3.03         3.03         2.40
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets after Expense Waiver:
Expenses                                                .80%          .80          .44          .80          .80
---------------------------------------------------------------------------------------------------------------------
Net investment income                                  2.41%         2.83         2.96         2.95         2.44
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets before Expense Waiver:
Expenses                                                .98%          .98          .96         1.14         1.15
---------------------------------------------------------------------------------------------------------------------
Net investment income                                  2.23%         2.65         2.44         2.61         2.09
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of year (in thousands)             $184,497     104,198       60,575       18,527       14,090
---------------------------------------------------------------------------------------------------------------------

Note: Total returns would have been lower had certain expenses not been capped.

Additional information about the funds may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on each fund's investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from your financial advisor, from the Shareholder Service Agent at 1-800-231-8568, or from the Securities and Exchange Commission Web site (http://www.sec.gov). You can also visit or write the SEC and obtain copies for a fee: Public Reference Section, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549 (1-800-SEC-0330).

The Statement of Additional Information dated August 1, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

Investors Municipal Cash Fund           811-6108

                          INVESTORS MUNICIPAL CASH FUND



             Investors Florida Municipal Cash Fund ("Florida Fund")
            Investors Michigan Municipal Cash Fund ("Michigan Fund")
          Investors New Jersey Municipal Cash Fund ("New Jersey Fund")
        Investors Pennsylvania Municipal Cash Fund ("Pennsylvania Fund")
             Tax-Exempt New York Money Market Fund ("New York Fund")
                           Collectively (the "Funds")
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568



                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 1, 1999


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Investors Municipal Cash Fund (the "Trust") dated August 1, 1999. The prospectus may be obtained without charge from the Trust, and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov).


                                  ------------

                                TABLE OF CONTENTS
                                                                            Page



INVESTMENT OBJECTIVES AND POLICIES............................................2

MUNICIPAL SECURITIES..........................................................5

INVESTMENT RESTRICTIONS......................................................17

INVESTMENT ADVISER AND SHAREHOLDER SERVICES..................................21

PORTFOLIO TRANSACTIONS.......................................................26

PURCHASE AND REDEMPTION OF SHARES............................................27

DIVIDENDS, TAXES AND NET ASSET VALUE.........................................32

PERFORMANCE..................................................................35

OFFICERS AND TRUSTEES........................................................43

SPECIAL FEATURES.............................................................47

SHAREHOLDER RIGHTS...........................................................49

The financial statements appearing in the Trust's Annual Report to Shareholders dated March 31, 1999 are incorporated herein by reference. The Trust's Annual Report accompanies this Statement of Additional Information and may be obtained without charge by calling 1-800-231-8568.


printed on recycled paper

INVESTMENT OBJECTIVES AND POLICIES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Fund's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

Investors   Municipal  Cash  Fund  (the  "Trust")  is  a  registered   open-end,
non-diversified management investment company that offers a choice of five investment portfolios ("Funds"). Each Fund seeks to provide, to the extent consistent with stability of capital, maximum current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state. The Trust may offer additional Funds in the future.

Each Fund is a money market mutual fund that has been designed to provide investors with professional management of short-term investment dollars. Each Fund pools individual and institutional investors' money which it uses to buy tax-exempt money market instruments. Because the Funds combine their respective shareholders' money, they can buy and sell large blocks of securities, which reduces transaction costs and increases yields. The Funds are managed by investment professionals who analyze market trends to take advantage of changing conditions. Investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Funds invest, are generally considered among the safest available. There can be no assurance that a Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share.

As a fundamental investment policy, each Fund will under normal market conditions maintain at least 80% of its investments in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes ("Municipal Securities"). In addition, each Fund will, under normal market conditions, maintain at least 80% of its net assets in municipal securities, the income from which is exempt from federal income taxes. Each of the Funds may invest in bonds whose net interest may be subject to the alternative minimum tax. In compliance with the position of the staff of the Securities and Exchange Commission ("SEC"), the New York Fund does not consider such bonds as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy for the New York Fund so long as the SEC staff maintains its position, after which it would become non-fundamental. Each Fund's assets will consist of Municipal Securities and temporary investments as described below and cash.

The New York Fund will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest ratings of municipal securities (Aaa or Aa) assigned by Moody's Investors Service, Inc. ("Moody's"), or (AAA or
AA) assigned by Standard & Poor's Corporation ("S&P"); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities; (d) have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term municipal securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined by the Board of Trustees or its delegate to be at least equal in quality to one or more of the above categories.

The Florida, Michigan, New Jersey and Pennsylvania Funds will invest only in Municipal Securities that at the time of purchase: (a) are rated high quality by Moody's, S&P, Duff Phelps, Inc., Fitch Investor's Services, Inc. or any other nationally recognized statistical rating organization ("NRSRO") as determined by the SEC; (b) are unrated, if in the discretion of the Board of Trustees or its delegate the Municipal Securities are determined to be at least equal in quality to one or more of the ratings in subparagraph (a) immediately above; or (c) are fully collateralized by an escrow of U.S. Government securities.

Rather than invest in securities directly, each Fund may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds managed by Scudder Kemper or its affiliates for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the Fund pooling its assets. Shareholders of a Fund will be given at least 30 days prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the trustees determine it to be in the best interests of a Fund and its shareholders.

The Funds limit their portfolio investments to securities that meet the diversification and quality requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). From time to time, a significant portion of a Fund's securities is supported by credit and liquidity enhancements from third party banks and other financial institutions, and as a result, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of a Fund's net assets value at the time of the transaction would be invested in such securities.

From time to time, as a defensive measure, including during periods when acceptable short-term Municipal Securities are not available, each Fund may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P for the New York Fund; debt securities rated high quality by any NRSRO for the Florida, Michigan, New Jersey and Pennsylvania Funds; commercial paper rated in the two highest grades by either Moody's or S&P for the New York Fund; commercial paper rated high quality by any NRSRO for the Florida, Michigan, New Jersey and Pennsylvania Funds; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Under a repurchase agreement a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Repurchase agreements with broker-dealer firms will be limited to obligations of the U.S. Government, its agencies or instrumentalities. Maturity of the securities subject to repurchase may exceed one year. Interest income from temporary investments is taxable to shareholders as ordinary income. Although a Fund is permitted to invest in taxable securities it is each Fund's primary intention to generate income dividends that are not subject to federal income taxes and, in the case of certain Funds, the income taxes of a particular state.

The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. A Fund will not borrow for leverage purposes. A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of a Fund's net assets valued at the time of the transaction would be invested in such securities. Up to 25% of the total assets of a Fund may be invested at any time in debt obligations of a single issuer or of issuers in a single industry, and a Fund may invest without limitation in Municipal Securities the income on which may be derived from projects of a single type.

Although the Trust has registered as a "non-diversified" investment company, each Fund must meet the diversification requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 generally provides that a single state money fund shall not, as to 75% of its assets, invest more than 5% of its assets in the securities of an individual issuer, provided that the fund may not invest more than 5% of its assets in the securities of an individual issuer unless the securities are First Tier Securities (as defined in Rule 2a-7). This allows each Fund, as to 25% of its assets, to invest more than 5% of its assets in the securities of an individual issuer. Since each Fund is concentrated in securities issued by a particular state or entities within that state and may invest a significant percentage of its assets in the securities of a single issuer, an investment in a Fund may be subject to more risk than an investment in other types of money market funds.

FLORIDA FUND. The objective of the Florida Fund is to provide maximum current income that is exempt from federal income tax to the extent consistent with stability of capital. The Florida Fund pursues its objective, primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the State of Florida, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and other securities that are, in the opinion of bond counsel to the issuer, exempt from the Florida intangibles tax and the interest from which is exempt from federal income taxes ("Florida Municipal Securities"). Dividends representing interest income received by the Florida Fund on Florida Municipal Securities will be exempt from federal income taxes. Dividend income may be subject to state and local taxes. Florida currently has no income tax for individuals. Since the investment manager believes that exemption from the Florida intangibles tax is likely to be available, the Florida Fund generally will seek investments enabling shares of the Florida Fund to be exempt from the intangibles tax. However, there is no assurance that an exemption from the Florida intangibles tax will be available. Florida Municipal Securities may at times have lower yields than other tax-exempt securities. As a temporary defensive position, to the extent Florida Municipal Securities are at any time unavailable or unattractive for investment by the Florida Fund, it will invest in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Florida Fund will maintain at least 65% of its total assets in Florida Municipal Securities.

MICHIGAN FUND. The objective of the Michigan Fund is to provide maximum current income that is exempt from federal and Michigan income taxes to the extent consistent with stability of capital. The Michigan Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the state of Michigan, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and Michigan income taxes ("Michigan Municipal Securities"). Dividends representing interest income received by the Michigan Fund on Michigan Municipal Securities will be exempt from federal and Michigan income taxes. Such dividend income may be subject to other state and local taxes. To the extent that Michigan Municipal Securities are at any time unavailable or unattractive for investment by the Michigan Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Michigan Fund will maintain at least 65% of its total assets in Michigan Municipal Securities.

NEW JERSEY FUND. The objective of the New Jersey Fund is to provide maximum current income that is exempt from federal and New Jersey income taxes to the extent consistent with stability of capital. The New Jersey Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of New Jersey, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and New Jersey income taxes ("New Jersey Municipal Securities"). Dividends representing interest income received by the New Jersey Fund on New Jersey Municipal Securities will be exempt from federal and New Jersey income taxes. Such dividend income may be subject to other state and local taxes. To the extent that New Jersey Municipal Securities are at any time unavailable or unattractive for investment by the New Jersey Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the New Jersey Fund will maintain at least 65% of its total assets in New Jersey Municipal Securities.

NEW YORK FUND. The objective of the New York Fund is to provide maximum current income that is exempt from federal, New York State and New York City income taxes to the extent consistent with stability of capital. The New York Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of New York State, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal, New York State and New York City income taxes ("New York Municipal Securities"). Dividends representing net interest income received by the New York Fund on New York Municipal Securities will be exempt from federal, New York State and New York City personal income taxes. Such dividend income may be subject to other state and local taxes. To the extent New York Municipal Securities are at any time unavailable or unattractive for investment by the New York Fund, it will invest in other debt securities the interest from which is exempt from Federal income taxes. Under normal market conditions, as a non-fundamental policy, the New York Fund will maintain at least 65% of its total assets in New York Municipal Securities.

PENNSYLVANIA FUND. The objective of the Pennsylvania Fund is to provide maximum current income that is exempt from federal and Pennsylvania income taxes to the extent consistent with stability of capital. The Pennsylvania Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is in the opinion of bond counsel to the issuer, exempt from federal and Pennsylvania income taxes ("Pennsylvania Municipal Securities"). Dividends representing interest income received by the Pennsylvania Fund on Pennsylvania Municipal Securities will be exempt from federal and Pennsylvania income taxes and (for residents of Philadelphia) from Philadelphia School District Income Tax and (for residents of Pittsburgh) from the intangibles tax for the City and School District of Pittsburgh. Such dividend income may be subject to other state and local taxes. To the extent that Pennsylvania Municipal Securities are at any time unavailable or unattractive for investment by the Pennsylvania Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Pennsylvania Fund will maintain at least 65% of its total assets in Pennsylvania Municipal Securities.


MUNICIPAL SECURITIES


Municipal Securities that a Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income taxes. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues.


Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.


Examples of Municipal Securities which are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.


Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. Each Fund may purchase other Municipal Securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law which litigation ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.


The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, a Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, warrants and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues.

Each Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's Adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. Each Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers which are determined by the Adviser to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund may invest in certain Municipal Securities having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Notes"). The interest rate on Variable Rate Notes ordinarily is determined by reference to or is a percentage of a bank's prime rate, the 90 day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, or some similar objective standard. Generally, the changes in the interest rate on Variable Rate Notes reduce the fluctuation in the market value of such notes. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Each Fund currently intends to invest a substantial portion of its assets in Variable Rate Notes. Variable Rate Demand Notes have a demand feature which entitles the purchaser to resell the securities at amortized cost. The rate of return on Variable Rate Demand Notes also varies according to some objective standard, such as an index of short-term tax-exempt rates. Variable rate instruments with a demand feature enable a Fund to purchase instruments with a stated maturity in excess of one year. Each Fund determines the maturity of variable rate instruments in accordance with Rule 2a-7, which allows a Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Each Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by the Adviser that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. While a Fund may invest without limit in Certificates of Participation, it is currently anticipated that such investments will not exceed 25% of a Fund's assets.


Each Fund may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to a Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, a Fund will consider them purchased on the date when it commits itself to the purchase.

A security purchased on a when-issued basis, like all securities held in a Fund's portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and depreciate in value when interest rates rise. Therefore if, in order to achieve higher interest income, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the net asset value of a Fund's shares will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.


Each Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of securities may result in the realization of gains that are not exempt from federal income taxes, and in the case of certain Funds, income taxes of a state.


Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, and the size, maturity and rating of the particular offering. The ratings of NRSROs ("Nationally Recognized Statistical Rating Organization") represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields.

In seeking to achieve its investment objective, a Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although a Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Adviser. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

Repurchase Agreements. The Funds may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

A repurchase agreement provides a means for a Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Fund has not perfected an interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

The following information as to certain risk factors is given to investors because each Fund concentrates its investments in either Florida, Michigan, New Jersey, New York or Pennsylvania Municipal Securities (as defined in the prospectus). Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of Florida, Michigan, New Jersey, New York and Pennsylvania issuers and other sources of economic data.

Florida Fund. The State of Florida has grown dramatically since 1980 and as of April 1, 1997 ranked fourth nationally with an estimated population of 14.7 million. Florida is experiencing strong revenue growth. For fiscal year 1998-99, the estimated General Revenue plus Working Capital and Budget Stabilization funds (see below) totaled $19,481.8 million, a 5.2% increase over 1997-98.

The $17,779.5 million in estimated revenues represents a 5.0% increase over the analogous figure in 1997-98. Receipts, as of March 31, 1999, exceeded 1998's collections through March 1998 by $598.7 million. The Fiscal Year 1999 revenue growth is driven by the State's sales tax collections. The six percent tax accounts for close to 75% of total revenues through March 31, 1999. A March 31 estimate shows an expected year-end surplus of $573.8 million. When this is combined with the Budget Stabilization Fund balance of $786.9 million, Florida's total reserves are $1,360.7 million, or 7.5% of current year appropriations.


Florida voters approved a constitutional amendment in November of 1994 which places a limit on the rate of growth in state revenues, limiting such growth to no more than the growth rate in Florida personal income. In any year, the revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the previous five years by the maximum amount of revenue permitted under the limitation in the previous year. State revenues collected for any fiscal year in excess of the limitation are to be transferred to the Budget Stabilization Fund until such time that the fund reaches its maximum (10% of general revenue collections in the previous fiscal year) and then are to be refunded to taxpayers as provided by general law. The Legislature, by a two-thirds vote of the membership of each house, may increase the allowable state revenue for any fiscal year. State revenue for this purpose, is defined, with certain Constitutional limitations, as taxes, licenses, fees, and charges for services imposed by the Legislature on individuals, businesses or agencies outside of state government. The Florida Constitution requires that in the event there is a transfer of responsibility for the funding of governmental functions between the state and other levels of government, an adjustment to the revenue limitation is to be made by general law to reflect the fiscal impact of this shift.


Florida's job market continues to reflect strong performance. The state's March 1999 unemployment rate was 4.1 percent, 0.3 percentage points lower than the year ago rate of 4.4 percent. Out of a civilian labor force of 7,411,000, there were 307,000 jobless Floridians. Florida's unemployment rate was one of the lowest since October 1973 when it was 3.4 percent. The U.S. unemployment rate was 4.2 percent in March 1999, just above Florida's rate.

Florida's total nonagricultural employment rose in March 1999 to 6,900,800, an increase of 259,900 jobs, or 3.9 percent from a year ago. All major nonagricultural industries posted increases in employment from the prior year. Based on the most recent comparative State data, Florida maintained its number one ranking in year to year percentage job growth and ranked third in the nation in the number of jobs added to nonagricultural payrolls, as compared to the 10 most populous states. Services industry employment, Florida's largest industry, grew by 5.6 percent over the year and added the highest number of new jobs (+132,900). Trade gained the second highest number of new jobs since a year ago (+46,300). The State is gradually becoming less dependent on employment related to construction, agriculture and manufacturing, and more dependent on employment related to trade and services. Presently, services constitute 34.9% and trade 25.6% of the State's total non-farm jobs.


Fueled by low interest rates, construction had the fastest growth rate at 5.8 percent and added 20,000 jobs over the year. This is the first time that construction has achieved the rank of the fastest growing industry over the year in the last several years. Similarly, finance, insurance, and real estate and government also experienced year to year increases of 19,100 jobs and 16,400 jobs, respectively. Eighty seven percent of the gains in government came from local government and most of these gains were related to education. The apparel and textiles industries lost 1,500 jobs due to tariffs and foreign competition.


With a strong national economy, Florida continues to experience economic growth. This is primarily due to favorable conditions such as increases in personal income and expenditures, low overall price levels, low interest rates, and high consumer confidence. Florida currently remains as one of the nation's strongest job markets.

Tourism  is one of  Florida's  most  important  industries.  According  to Visit
Florida (formerly the Florida Tourism Commission), about 47 million people visited the State in 1997. Tourists effectively represent additional residents, spending their dollars predominantly at eating and drinking establishments, hotels and motels, and amusement and recreation parks. Their expenditures generate additional business activity and State tax revenues. The State's tourist industry over the years has become more sophisticated, attracting visitors year-round, thus to a degree, reducing its seasonality.

Florida has had substantial population increases over the past few years and these are expected to continue. It is anticipated that corresponding increases in State revenues will be necessary during the next decade to meet increased burdens on the various public and social services provided by the State. Florida has also experienced a diversifying economic base as technology related industry, healthcare and financial services have grown into leading elements of Florida's economy, complementing the State's previous reliance primarily on agriculture and tourism. With the increasing costs and capital needs related to its growing population, Florida's ability to meet its expenses will be dependent in part upon the State's continued ability to foster business and economic growth. Florida has also increased its funding of capital projects through more frequent debt issuance rather than its historical pay-as-you go method.

Florida has a moderate debt burden. As of June 30, 1998 full faith and credit bonds totaled $8.7 billion and revenue bonds totaled $5 billion for a total debt of $13.7 billion. Full faith and credit debt per capita was $577. In Fiscal Year 1998, debt service as a percent of Governmental Fund expenditures was only 2.0%. In recent years debt issuance for the State has been increasing. The State brought a new indenture to the market in late Fiscal Year 1998, the Florida Lottery Bonds. These bonds will finance capital improvements for Florida schools.

As of mid December 1998, the State's general obligation debt was rated Aa2 by Moody's Investors Service, Inc. ("Moody's") and AA+ by Standard & Poor's Corporation ("S&P").

Michigan Fund. The State entered its eighth fiscal year of economic expansion last October. Job growth has been strong. Personal income tax receipts continue to increase year over year, and the General Revenue Fund and School Aid Fund's operating surpluses are bolstering the State's reserves. The Budget Stabilization Fund has increased from $988 million in FY95 to $1.0 billion at the end of FY98, 5.7% of the combined General Revenue Fund and School Aid Fund.

The State's principal operating funds are its General Revenue Fund (GRF) and its School Aid Fund (SAF). These funds are funded by various State taxes. The income tax, sales tax, and corporate tax accounted for 81% of the $17.6 billion FY98 budget. Particular strength in income tax collections led the State to finish FY98 with an operating surplus of $55 million, 0.3% of the combined GRF and SAF. Due to strong income tax collections, Michigan anticipates finishing FY99 with a balanced operating fund. As of October, 1998, income tax collections were $263.6 million ahead of FY97 collections, an increase of 6%.

The strong performance of the GRF and SAF over the last five years resulted in an increasing balance in the Budget Stabilization Fund (BSF). Through a combination of effective financial management and the strong economy, the BSF has grown to its current level of $1.0 billion, 5.7% of the combined GRF and SAF, after nearing depletion in FY92. The State maintains the BSF, which acts as a Rainy Day Fund, for the General Fund and the School Aid Fund. The BSF is funded during years of significant economic expansion. The BSF may be used to contribute to operating cash flow during periods of budgetary shortfalls.

Michigan's direct debt burden is low. General obligation (G.O.) debt outstanding as of September 30, 1998 was $874 million. This figure represents a debt per capita of $89. However, Michigan has a sizable amount of special obligation (S.O.) debt. As of September 30, 1998, the State had $2.9 billion in S.O. debt outstanding. When the G.O. debt and the S.O. debt are added together, the State's debt burden increases but is still less than the national averages. The combined debt per capita is $380.3. Debt per capita as a percent of per capita income is 1.45%, and annual debt service only accounted for 1.2% of FY98 Government Fund expenditures.

Michigan finished its seventh year of economic expansion in 1998, adding over 82,000 jobs, a 1.7% increase in employment. Nonmanufacturing employment grew by 2.2% in 1998 with construction, services and wholesale trade leading the way, Michigan continues to have a large manufacturing presence with 21.4% of its work force in the manufacturing sector. The percentage of workers in the service sector continues to increase. It currently represents 27.5% of the work force. The State's average unemployment rate was 3.9% in 1998; the national average was 4.5%. The State's expanding economy and job growth have caused per capita income to increase to $25,824 in 1998.

Michigan experienced strong economic growth in the past seven years, and is continuing to achieve this growth in FY99. The State has transferred this prosperity into positive financial results. Repeated operating surpluses have increased the Budget Stabilization Fund to a level never before attained. The State has a below average debt burden. Wealth levels have been at or above the national average over the last four years, and the unemployment rate has fallen below the national average for the first time in over seventeen years.

As of April 26, 1999, the State's general obligation bonds are rated Aa1 by Moody's, AA+ by S&P and AA+ by Fitch IBCA.


Year 2000 Compliance. On October 1, 1997, the State created the Year 2000 Project office to provide guidance, coordinate oversight for applications software, manage Year 2000 funds, provide monitoring support, quality assurance and other matters. As of March 31, 1999 the State had validated and tested 97% of the critical computer applications. The State is currently on schedule to meet its objectives for Year 2000 compliance. The State currently believes that it will continue to meet the objectives and time frames set forth for the Year 2000 Project. There can, however, be no assurance that such completion will be done in a timely manner.



New Jersey Fund. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 persons per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.

The State of New Jersey is experiencing strong economic growth and increasing reserve balances. The services and construction sectors have been adding jobs. Job creation has led to strong personal income tax receipts which have resulted in a series of operating surpluses and a growing Rainy Day Fund. Led by growth in personal income taxes and sales tax receipts, New Jersey estimates finishing Fiscal Year 2000 with an operating surplus of $750 million, 4.0% of revenues. The surplus will be split between the Rainy Day Fund, with a balance of $634 million, and an unreserved General Fund balance of $113 million.

The State operates on a fiscal year beginning July 1 and ending June 30. The State closed recent fiscal years with surpluses in the general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which the appropriations are made) of $442 million in 1996, $281 million in 1997 and $228 million in 1998. It is estimated that Fiscal Year 1999 ended with a surplus of $311 million.

The State's Fiscal Year 2000 revenue projections are based on moderate overall economic growth. Total general fund and available revenues are projected to be $19.1 billion. Of this amount 39.8% is recommended for State Aid to Local Governments, 28.2% is recommended for Grants-in-Aid, 25.3% is recommended for Direct State Services, 2.7% is recommended for Debt Service on State general obligation bonds and 4% is recommended for Capital Construction. Of these appropriations, the largest recommended State Aid appropriation in the amount of $6,030.3 million is provided for local elementary and secondary education programs. The second largest portion of recommended appropriation in Fiscal Year 2000 is for Grants-in-Aid, totaling $5,391.0 million, which represents payments to individuals or public or private agencies for benefits to which a recipient is entitled to by law, or for the provision of services on behalf of the State. Of this amount the largest amount recommended is for programs administered by the Department of Human Services. The third largest portion of recommended appropriations in Fiscal Year 2000 is applied to Direct State Services which supports the operations of State government's departments, the Executive Office, several commissions, the State Legislature and the Judiciary. This amount totals $4,858.5 million for Fiscal Year 2000, of which the largest amounts are recommended for programs administered by the Department of Human Services and the Department of Law and Public Safety.

In addition to payments from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In Fiscal Year 2000, the amount recommended for this purpose is $771.4 million, of which $477.8 million is for transportation projects and debt service and is being credited to the Transportation Trust Fund Account of the General Fund. In addition, $98.0 million is for open space preservation, $72.2 million is for hazardous substance remediation and underground tank remediation and $15.0 million is for shore protection. All appropriations for capital projects and all proposals for State bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.

In Fiscal Year 1992 the State initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are $700 million of tax and revenue anticipation notes outstanding which notes matured on June 15, 1999. Such tax and revenue anticipation notes do not constitute a general obligation of the State or a debt or liability within the meaning of the State constitution. Such notes constitute special obligations of the State payable solely from moneys on deposit in the General Fund and the Property Tax Relief Fund and legally available for such payment.

The State finances certain capital projects through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. Certain state tax revenues and certain other fees are pledged to meet the principal payments, interest payments, redemption premium payments, if any, required to fully pay the bonds. As of June 30, 1998, the State's outstanding general obligation bonded indebtedness totaled $3.6 billion. The recommended appropriation for the debt service obligation on outstanding projected indebtedness is $518.7 million for Fiscal Year 2000.

New jobs in service industries are leading the growth in New Jersey's labor force. The services sector accounts for approximately 30% of total non-agricultural employment in the State. New Jersey also has an above average concentration of employment in the transportation and public utilities sector. This sector accounts for approximately 7% of the non-agricultural work force. The strong economy has led to growth in construction jobs, too. The State's unemployment rate has been declining from its high of 8.4% in 1992 to a May, 1999, rate of 4.7%. The national rate for May, 1999, was 4.2%

The State has implemented a plan to address the Y2K problem. As of December 31, 1998, the testing, validation and implementation of 75 percent of all centrally maintained State systems is complete. The total estimated cost to the State to achieve year 2000 compliance is $120 million of which approximately $66 million of expenditures has been incurred as of December 31, 1998.

At any given time, there are various numbers of claims and cases pending against the State, State Agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Claims Act. The State does not formally estimate its reserve representing a potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases.

The State routinely receives notices of claims seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against the State must be preceded by a notice of claim, which affords the State the opportunity for a six month investigation prior to the filing of any suit against it.

In addition, at any given time, there are various numbers of contracts and other claims against the State, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters are seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.

The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, the following: claims regarding violations of numerous laws allegedly resulting from the existence of chromium contamination in the State owned Liberty State Park in Jersey City; challenges to the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection; claims on behalf of 17 rural school districts seeking sufficient funds to allow the school districts to spend at the average of wealthy suburban school districts, to implement additional programs such as full-day kindergarten, half-day pre-school programs for three and four year olds, technology, alternative school, accountability and school-to-work and college transition programs, and to upgrade school facilities; claims alleging that the State's system of funding for their schools is violative of the constitutional rights of equal protection and a thorough and efficient education; claims by insurers licensed or admitted to write property and casualty insurance in the State alleging that their assessments are being used to retire debt of the Market Transition Fund; a purported class action consisting of prisoners with serious mental disorders who are confined within the facilities of the Department of Corrections alleging cruel and unusual punishment, violation of the Americans with Disabilities Act of 1990, discrimination against members of the class, sex discrimination and violation of due process; cases involving spousal impoverishment provisions of the Medicare Catastrophic Coverage Act; challenges by 19 New Jersey hospitals to Medicaid hospital reimbursement since 1995; several cases filed in opposition to a road and tunnel project in Atlantic City; claims on behalf of providers of Medicare Part B services to Qualified Medicare Beneficiaries seeking reimbursement for Medicare co-insurance and deductibles not paid by the State Medicaid program from 1988 to February 10, 1995; relief sought to have the Camden County solid waste procurement process halted to clarify bid specifications; a case involving the award of a contract for the design, construction, operation and maintenance of the State's enhanced motor vehicle inspection system; a claim seeking damages in declaratory and injunctive relief overturning, on State constitutional grounds, the "family cap" provisions of the State Work First New Jersey Act; and challenges by various hospitals to the $10 per adjusted hospital admission charges imposed by State statute.

As of February 9, 1999, the State's general obligation ratings were rated Aa1 by Moody's and AA+ by S&P. New Jersey's strong economic growth during the past seven years and its growing reserves support its strong credit rating. The State's combined debt burden is above average but is mitigated by New Jersey's high wealth levels. Although these ratings indicate that the State is in relatively good economic health, there can be no assurance that this will continue or that particular bond issues may not be adversely affected by changes in the State or local economic or political conditions.


New York Fund. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.



In the calendar years 1987 through 1997, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover.


State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.


The 1998-99 State Financial Plan projected a closing balance in the General Fund of $1.42 billion comprised of a reserve of $761 million available for future needs, a balance of $400 million in the Tax Stabilization Reserve Fund ("TSRF"), a balance of $158 million in the Community Projects Fund ("CPF") and a balance of $100 million in the Contingency Reserve Fund ("CRF"). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resources to help finance any extraordinary litigation costs during the fiscal year.


The Third Quarterly Update of the 1998-99 Financial Plan, released on January 27, 1999, projected a year-end available cash surplus of $1.79 billion in the General Fund, an increase of $749 million over the surplus estimate in the Mid-Year Update. Strong growth in receipts as well as lower-than expected disbursements during the first nine months of the fiscal year account for the higher surplus estimate. As of February 9, 1999, this amount was projected to be reduced by the transfer of $1.04 billion to the tax refund reserve. The projected remaining closing balance of $799 million in the General Fund is comprised of $473 million in the TSRF, $226 million in the CPF, and $100 million in the CRF.

The Governor  presented his 1999-2000  Executive  Budget to the  Legislature  on
January 27, 1999. The 1999-2000 Financial Plan projects General Fund disbursements and transfers to other funds of $37.10 billion, an increase of $482 million over projected spending for the current year. Grants to local governments constitute approximately 67 percent of all General Fund spending, and include payments to local governments, non-profit providers and individuals. Disbursements in this category are projected to decrease $87 million (0.4 percent) to $24.81 billion in 1999-2000, in part due to a $175 million decline in proposed spending for legislative initiatives.


The State is projected to close the 1999-2000 fiscal year with a General Fund balance of $2.36 billion. The balance is comprised of $1.79 billion in tax reduction reserves, $473 million in the TSRF and $100 million in the CFR. The entire $226 million balance in the Community Projects Fund is expected to be used in 1999-2000, with $80 million spent to pay for existing projects and the remaining balance of $146 million, against which there are currently no appropriations as a result of the Governor's 1998 vetoes, used to fund other expenditures in 1999-2000.


The State currently projects spending to grow by $1.09 billion (2.9 percent) in 2000-01 and an additional $1.8 billion (4.7 percent) in 2001-02. General Fund spending increases at a higher rate in 2001-02 than in 2000-01, driven primarily by higher growth rates for Medicaid, welfare, Children and Families Services, and Mental Retardation, as well as the loss of federal money that offsets General Fund spending.


Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected. Finally, a "forecast error" of one percentage point in the estimated growth of receipts could cumulatively raise or lower results by over $1 billion by 2002.

Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire on April 1, 1999. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.


The proposed 1998-99 through 2003-04 Capital Program and Financing Plan was released with the Executive Budget on January 27, 1999. The recommended five-year Capital Program and Financing Plan reflects debt reduction initiatives that would reduce future State-supported debt issuances by significantly increasing the share of the Plan financed with pay-as-you-go resources. Compared to the last year of the July 1998 update to the Plan, outstanding State-supported debt would be reduced by $4.7 billion (from $41.9 billion to $37.2 billion).


As described therein, efforts to reduce debt, unanticipated delays in the advancement of certain projects and revisions to estimated proceeds needs will modestly reduce projected borrowings in 1998-99. The State's

1998-99 borrowing plan now projects issuances of $331 million in general obligation bonds (including $154 million for purposes of redeeming outstanding
BANs) and $154 million in general obligation commercial paper. The State has issued $179 million in Certificates of Participation to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 1998-99 fiscal year. Of this amount, it is anticipated that approximately $83 million will be used to finance agency equipment acquisitions, and $96 million to address Statewide technology issues related to Year 2000 compliance. Approximately $228 million for information technology related to welfare reform, originally anticipated to be issued during the 1998-99 fiscal year, is now expected to be delayed until 1999-2000.


Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.85 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 1998-99.


As of March 5, 1999, general obligation bonds of the State of New York were rated A and A2 by S&P and Moody's, respectively.

Pennsylvania Fund. The Commonwealth of Pennsylvania experienced stronger economic growth in 1997 and 1998 after a slow down in growth in 1996. Pennsylvania is expecting to finish FY99 with its seventh consecutive General Fund operating surplus.

The Commonwealth is experiencing strong revenue growth. As of April 1999, General Fund revenues are ahead of year-to-date estimates by $547 million, 3.4% of revenues. Sales and use tax collections are contributing the majority of the increase in revenues. As of April 1999, sales and use tax collections exceeded estimates by 4.6% or $239.3 million. Given the revenue collections, the Governor's office is anticipating finishing FY99 with a $630 million General Fund operating surplus. Nearly $245 million, 37.7%, of the surplus will be transferred to the Commonwealth's Rainy Day Fund. By the end of FY99, the Rainy Day Fund should be valued at $983 million.

Job growth in the service and trade sectors led the Commonwealth from 44th in the nation to 17th in terms of employment growth in 1997. Pennsylvania's average unemployment rate in 1998 was 4.6%, the national average was 4.5% in 1998. The seasonally adjusted unemployment rate at the end of March 1999, was 4.4% versus the national average of 4.2% in March. Pennsylvania's per capita income in 1998 was $26,792, 101.4% of the national average.

Pennsylvania has a low debt burden. In 1997, per capita debt was $420, 63% of the Moody's average. In 1997, total G.O. debt was 1.7% of per capita income, 61% of the Moody's average.

Since the Commonwealth annually issues a comparable amount to its scheduled amortization, any incremental increase will have a minor impact on the Commonwealth's outstanding debt.


Pennsylvania is still in the midst of various lawsuits challenging school funding. The suits are challenging the issue of equitable funding for school districts in rural and urban schools. According to the Commonwealth, this lawsuit has been in the courts for some time and will not be resolved in the near future.

The Commonwealth is benefiting from a favorable economy which has lead to improved finances.


All outstanding general obligation bonds of the Commonwealth of Pennsylvania were rated AA by S&P and Aa3 by Moody's.

INVESTMENT RESTRICTIONS


Each Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of a Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of a Fund's shares. In addition, each Fund limits its portfolio investments to securities that meet the quality, maturity and diversification requirements of Rule 2a-7 under the 1940 Act.


The New York Fund may not, as a fundamental policy:


(1) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments. (Any such borrowings under this section will not be collateralized.) If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers that invest or deal in real estate.


(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers that invest in or sponsor such programs or leases.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities as defined in the 1940 Act.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

As a matter of fundamental policy the Pennsylvania Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;


(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)  purchase   physical   commodities   or   contracts   relating  to  physical
     commodities;

(7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


The following policies are non-fundamental, which may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy the Pennsylvania Fund may not:


(i)   purchase   securities  of  any  issuer  (other  than  obligations  of,  or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal;


(ii) make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions;

(iii) invest in real estate limited partnerships.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.


The Florida, Michigan and New Jersey Funds each may not, as a fundamental policy:

(1) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments. (Any such borrowings under this section will not be collateralized.) If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.


(6) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers that invest or deal in real estate.


(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(8) Issue senior securities as defined in the 1940 Act.

The Florida, Michigan and New Jersey Funds each have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Florida, Michigan and New Jersey Funds each may not:

(i) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.


(ii) Invest for the purpose of exercising control or management of another issuer.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

Although the Trust has registered as a "non-diversified" investment company, each Fund must meet the diversification requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 generally provides that a single state money fund shall not, as to 75% of its assets, invest more than 5% of its assets in the securities of an individual issuer, provided that the fund may not invest more than 5% of its assets in the securities of an individual issuer unless the securities are First Tier Securities (as defined in Rule 2a-7).



INVESTMENT ADVISER AND SHAREHOLDER SERVICES

Investment Adviser. Scudder Kemper Investments, Inc. ("Scudder Kemper") 345 Park Avenue, New York, New York, is the investment adviser for each Fund. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Responsibility for overall management of each Fund rests with the Trust's Board of Trustees and officers. Pursuant to an investment management agreement, Scudder Kemper acts as each Fund's Adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.


The agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


In certain cases the investments for the Funds are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Funds. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI was the former investment adviser for each Fund. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's then current investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board approved a new investment management agreement (the "Agreement") with the Adviser, which is substantially identical to the prior investment management agreement, except for the dates of execution and termination. The Agreement became effective on September 7, 1998, upon the termination of the then current investment management agreement, and was approved at a shareholder meeting held on December 17, 1998.

The Agreement, dated September 7, 1998, was approved by the trustees of the Trust on August 11, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's trustees or of a majority of the outstanding voting securities of the Trust. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of its assignment.

If additional Funds become subject to the Agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis and the management fee and the expense limitations shall be computed based upon the average daily net assets of all Funds subject to the agreement and shall be allocated among such Funds based upon the relative net assets of such Funds. Additional Funds may be subject to a different agreement.



For the services and facilities furnished, the Funds pay a monthly investment management fee, on a graduated basis of 1/12 of the following annual rates.

Combined Average
Daily Net Assets                              All Funds
----------------                              ---------

$0-$500 million                                  .22 %
$500-$1 billion                                  .20 %
$1 billion-$2 billion                            .175%
$2 billion-$3 billion                            .16 %
Over $3 billion                                  .15 %

The table below shows the total gross advisory fees paid by each Fund for the past three years.


Fund                                  1999             1998             1997
----                                  ----             ----             ----


Florida*                         $    20,000      $     9,000            N.A.
Michigan*                        $    72,000             N.A.            N.A.
New Jersey*                      $    19,000      $     8,000            N.A.
New York                         $   296,000      $   181,000           80,000
Pennsylvania*                    $     9,000      $     5,000            N.A.


The table below shows the net advisory fees paid by each Fund for the past three years (after the effect of expense caps).

Fund                                  1999             1998             1997
----                                  ----             ----             ----

Florida*                         $         0      $     5,000            N.A.
Michigan*                        $    33,000             N.A.            N.A.
New Jersey*                      $         0      $         0            N.A.
New York                         $    57,000      $    32,000             0
Pennsylvania*                    $         0      $         0            N.A.

Scudder Kemper and certain affiliates have agreed to contractually limit total operating expenses of the Funds to the extent described in the prospectus.

The table below shows the total operating expenses of the Funds absorbed for the past three years under expense limitations then in effect.


Fund                                  1999             1998             1997
----                                  ----             ----             ----


Florida*                         $    22,000      $     4,000            N.A.
Michigan*                        $    39,000             N.A.            N.A.
New Jersey*                      $    19,000      $     8,000            N.A.
New York                         $   239,000      $   149,000          191,000

Pennsylvania*                    $     9,000      $     5,000            N.A.

* The Florida, New Jersey and Pennsylvania Funds commenced operations on May 22, 1997, May 23, 1997 and May 21, 1997, respectively, and the Michigan Fund commenced operations on April 6, 1998.

Certain trustees or officers of the Trust are also directors or officers of Scudder Kemper Investments, Inc. and Kemper Distributors, Inc. as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), dated September 7, 1998, Kemper Distributors, Inc. ("KDI"or the "Distributor"), 222 South Riverside
Plaza, Chicago, Illinois 60606, and affiliate of the Adviser, serves as distributor, administrator and principal underwriter to the Funds to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall act as agent for each Fund in the sale of Fund shares and shall appoint various firms to provide a cash management service for their customers or clients through a Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and sales literature distribution as is necessary or appropriate for providing information and services to the firms' clients and prospective clients. The Trust has adopted a plan for each of the Funds in accordance with Rule 12b-1 of the Investment Company Act of 1940 (the "12b-1 Plans"). The Rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Trust pays for the prospectus and shareholder reports to be set in type and printed for existing shareholders and KDI pays for the printing and distribution of copies thereof used in connection with the continuous offering of shares to prospective investors. KDI pays for supplementary sales literature and advertising. For its services as distributor, and pursuant to the 12b-1 Plans, the Trust pays KDI an annual distribution services fee, payable monthly, of 0.50% of average daily net assets of each Fund (except Michigan Fund which pays 0.35%). The fee is accrued daily as an expense of each Fund.

The distribution agreement and the 12b-1 Plans continue in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreements or interested persons of the Trust and who have no direct or indirect financial interest in the agreements or in any agreements related thereto. The distribution agreement automatically terminate in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. Termination by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreements, or a majority vote of the outstanding shares of the Fund subject thereto. The fee payable pursuant to the 12b-1 Plans for each Fund may not be increased without approval of the shareholders of that Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the 12b-1 Plan are on a Fund by Fund basis.

KDI has related administration services and selling group agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding a Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in a Fund. KDI also may provide some of the above services for a Fund. KDI normally pays the firms at a maximum annual rate of 0.50% of average net assets (except the Michigan Fund which pays 0.35%) of those accounts that they maintain and service. KDI may elect to keep a portion of the total administration fee to compensate itself for functions performed for a Fund or to pay for sales materials or other promotional activities.

During the fiscal year ended March 31, 1999, the Florida, Michigan, New Jersey, New York and Pennsylvania Funds incurred a distribution services fee of $45,000, $114,000, $44,000, $674,000 and $20,000, respectively. During the fiscal year ended March 31, 1998, the Florida, New Jersey, New York and Pennsylvania Funds incurred a distribution services fee of $21,000, $18,000, $411,000 and $12,000, respectively.

During the fiscal year ended March 31, 1999, pursuant to the related services agreements for the Florida, Michigan, New Jersey, New York and Pennsylvania Funds, KDI remitted distribution services fees of $44,000, $112,000, $44,000 and $666,000, $12,000, respectively, to various firms. During the fiscal year ended March 31, 1998, pursuant to the related services agreements for the Florida, New Jersey, New York and Pennsylvania Funds, KDI remitted distribution services fees of $15,000, $15,000, $411,000 and $4,000, respectively, to various firms.

During the fiscal year ended March 31, 1999, KDI incurred underwriting, distribution and administrative expenses for the Florida, Michigan, New Jersey, New York and Pennsylvania Funds as follows: service fees to firms $44,000, $112,000, $44,000, $666,000 and $12,000, respectively, and marketing and sales expenses $5,000, $4,000, $4,000, $47,000 and $2,000, respectively, for totals of
$49,000, $116,000, $48,000, $713,000 and $14,000, respectively. A portion of the aforesaid marketing and sales expenses could be considered overhead expense.

During the fiscal year ended March 31, 1998, KDI incurred underwriting, distribution and administrative expenses for the Florida, New Jersey, New York and Pennsylvania Funds as follows: service fees to firms $15,000, $15,000, $411,000 and $4,000, respectively, and marketing and sales expenses $2,000, $1,000,

$30,000 and $1,000,  respectively,  for totals of $17,000, $16,000, $441,000 and
$5,000, respectively. A portion of the aforesaid marketing and sales expenses could be considered overhead expense.

Custodian, Transfer Agent And Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, is the transfer agent of the Trust. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), 811 Main Street, Kansas City, Missouri 64105, an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of the Trust and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 1999 and 1998, IFTC remitted shareholder service fees in the amount of $226,000 and $94,000, respectively, to KSvC as Shareholder Service Agent.

Independent Auditors and Reports To Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PORTFOLIO TRANSACTIONS


Brokerage Commissions

Allocation of brokerage is supervised by the Adviser.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund' is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Adviser or a Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through SIS, a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

The Trustees review, from time to time, whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.

Each Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.


Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Trust for such purchases. During the last three fiscal years the Trust paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Fund shares are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. Shares are sold with no sales charge through selected financial services firms, such as broker-dealers and banks ("firms"). The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time in management's discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of a Fund or Scudder Kemper and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Trust determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Under  an  automatic   investment  plan,  the  minimum  initial  and  subsequent
investment is $50. Firms offering a Fund's shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Each Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Funds will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Fund has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds. Orders for purchase of shares received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 11:00 a.m. Central time net asset value determination, otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Central time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effected.


If payment is to be wired, call the firm from which you received this prospectus for proper instructions.


Clients of Firms. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Trust's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Trust's Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.


Other Information. The Trust reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders without prior notice. All orders to purchase shares are subject to acceptance by the Trust and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Trust. Share certificates are issued only on request to the Trust and may not be available for certain types of accounts. A $10 service fee will be charged when a check for purchase of Fund shares is returned because of insufficient or uncollected funds or a stop payment order.


Shareholders should direct their inquiries to Kemper Service Company ("KSvC"), the Trust's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.


Redemption of Shares


General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Fund will be redeemed by the Trust at the next determined net asset value. If processed at 3:00 p.m. Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of a Fund to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.


If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge, the redemption of such shares by the Trust may be subject to a contingent deferred sales charge as described in the prospectus for that other fund.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Trust reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Trust redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge amounts to their clients for such services.


The Trust may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of each Fund's shareholders.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's Shareholder Service Agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Trust reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Trust is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Trust currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Trust were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Trust reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on the Trust ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Trust receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Trust or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Trust reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Trust. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Trust.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Trust's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Trust reserves the right to terminate or modify this privilege at any time.

The Trust may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Redemption-in-Kind

Although it is the Trust's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of a Fund during any 90-day period for any one shareholder of record.



DIVIDENDS, TAXES AND NET ASSET VALUE


Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in additional shares of a Fund normally on the next to last business day of the month. The Trust will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Fund offering this privilege at the net asset value of such other fund on the reinvestment date. See "Special Features -- Exchange Privilege". To use this privilege of investing Fund dividends in shares of a Kemper Fund, shareholders must maintain a minimum account value of $1,000 in this Fund.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized original issue discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of a Fund are accrued each day. Since a Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value so computed deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Shareholders will receive monthly confirmation of dividends and of purchase and redemption transactions. Shareholders may select one of the following ways to receive dividends:

         1. Reinvest Dividends at net asset value into additional shares of a Fund. Dividends are normally reinvested on the next to last business day of the month. Dividends will be reinvested unless the shareholder elects to receive them in cash.

         2. Receive Dividends in Cash if so requested. Checks will be mailed monthly, within five business days of the reinvestment date, to the shareholder or any person designated by the shareholder. At the option of shareholders, dividends may be sent of federal funds wire.

A Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Each Fund also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed hereinafter. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.


If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions, would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. Each Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.


Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from a Fund are to be treated as interest on private activity bonds in proportion to the interest a Fund receives from private activity bonds, reduced by allowable deductions. For the 1998 calendar year 14%, 13%, 23%, 17% and 30% of the net interest income for the Florida, Michigan, New Jersey, New York and Pennsylvania Funds, respectively, was derived from "private activity bonds."

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.


Shareholders  will be required to disclose on their  federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from a Fund.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from a Fund, and 50% of Social Security benefits.


Florida Fund. The State of Florida does not impose a personal income tax. Thus dividends paid by the Florida Fund to individual shareholders who are Florida residents will not be subject to state income tax. Florida does, however, impose an annual intangibles tax on intangible assets (securities and other intangibles) in excess of $20,000 ($40,000 if filing jointly) owned by Florida residents on the first day of each calendar year. Florida recently lowered the tax rate on intangible assets. Effective January 1, 2000 the intangible tax rate is $1.00 per $1,000 of taxable value on the first day of each year on intangible assets valued at between $20,000 and $100,000 ($40,000 and $200,000, respectively, if filing jointly) and $2.00 per $1,000 of intangible assets over $100,000 of value ($200,000 if filing jointly). U.S. Government securities and Florida Municipal Securities are exempt from the intangibles tax. The value of the shares of the Florida Fund are also exempt from the intangibles tax if on December 31 of any year at least 90% of the net assets of Florida Fund's portfolio consists of exempt securities. If less than 90% of the portfolio consists of any assets which are not so exempt on the last business day of the calendar year, only the value of that portion of the shares of the Florida Fund which relate to securities issued by the U.S. government and its possessions and territories will be exempt from the Florida intangibles tax. The remaining value of such shares will be fully subject to the intangible tax, even if the value relates, in part, to Florida tax exempt securities.

The Florida Fund will endeavor to hold at year-end at least 90% of net assets which are exempt from Florida's intangible tax. However, there is no assurance that an exemption from the Florida intangibles tax will be available. Whether the Florida Fund can hold the required amount of assets exempt from the intangibles tax at year end will depend upon a number of factors, including the transaction costs involved in achieving such a goal and the availability of permitted investments which will accomplish that goal.


Michigan Fund. Dividends paid by the Michigan Fund derived from interest income from obligations of Michigan, its political or governmental subdivisions or obligations of the U.S., its agencies, instrumentalities or possessions will be exempt from the Michigan personal income tax and Michigan Single Business Tax provided that at least 50% of the total assets of the Michigan Fund are invested in such issues at the end of each quarter.


New Jersey Fund. Dividends paid by the New Jersey Fund will be exempt from New Jersey Gross Income Tax to the extent that the dividends are derived from interest on obligations of the state or its political subdivisions or authorities or on obligations issued by certain other government authorities or from capital gains from the disposition of such obligations, as long as the New Jersey Fund meets certain investment and filing requirements necessary to establish and maintain its status as a "Qualified Investment Fund" in New Jersey, such as the requirement that, in general, 80% of the Fund's assets must be comprised of New Jersey municipal obligations at the end of each calendar quarter. It is the New Jersey Fund's intention to satisfy these requirements and maintain Qualified Investment Fund status. Capital gains, if any, on redemption of shares will also be exempt from New Jersey Gross Income Tax. Dividends paid by the New Jersey Fund derived from interest on non-exempt assets will be subject to New Jersey Gross Income Tax. Dividends paid by the New Jersey Fund will be taxable to corporate shareholders subject to the New Jersey corporation business (franchise) tax.

New York Fund. Dividends paid by the New York Fund representing net interest received on New York Municipal Securities will be exempt from New York State and New York City income taxes. Dividends paid by the New York Fund will be taxable to corporate shareholders that are subject to New York State and New York City corporate franchise tax.


Pennsylvania Fund. Dividends paid by the Pennsylvania Fund will be exempt from Pennsylvania income tax to the extent that the dividends are derived from interest on obligations of Pennsylvania, any public authority, commissions, board or other state agency, any political subdivision of the state or its public authority, and certain obligations of the U.S. or its territories
(including Puerto Rico, Guam and the Virgin Islands). Dividends paid by the Pennsylvania Fund representing interest income on Pennsylvania Municipal Securities are also generally exempt from the Philadelphia School District Income Tax for residents of Philadelphia and from the intangibles tax for the City and School District of Pittsburgh for residents of Pittsburgh. Shareholders of the Pennsylvania Fund who are subject to the Pennsylvania property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the Pennsylvania Fund consists of such exempt obligations on the annual assessment date of January 1.


General. The tax exemption for federal income tax purposes of dividends from a Fund does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income, and shareholders of a Fund are advised to consult their own tax advisers in that regard and as to the status of their accounts under state and local tax laws.


Each Fund is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, a Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by a Fund or are "related persons" to such users; such persons should consult their tax advisers before investing in a Fund.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from a Fund, may be includable in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

Net Asset Value. As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.



PERFORMANCE

Scudder Kemper has agreed to absorb certain operating expenses of each Fund to the extent described in the prospectus. Without this expense absorption, the performance results noted herein would have been lower.

From time to time, a Fund may advertise several types of performance information including "yield," "effective yield," and "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Fund. The yield of a Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal and, if applicable, state and local income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of a Fund's yield that is tax-exempt.

The performance of a Fund may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper, Inc. A Fund's performance and its relative size may be compared to other money market mutual funds as reported by IBC Financial Data, Inc., a reporting service on money market funds. Investors may want to compare a Fund's performance on an after-tax basis to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Fund also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Fund's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. A Fund may depict the historical performance of the securities in which it may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund's yield will fluctuate. Shares of a Fund are not insured.

Each Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on fund securities, plus or minus amortized original issue discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven day period ended March 31, 1999, the Florida Fund's yield was 2.15%, the Michigan Fund's yield was 2.35%, the New Jersey Fund's yield was 1.87%, the New York Fund's yield was 2.11% and the Pennsylvania Fund's yield was 2.19 %.

Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7 - 1. For the seven day period ended March 31, 1999, the Florida Fund's effective yield was 2.18%, the Michigan Fund's effective yield was 2.38%, the New Jersey Fund's effective yield was 1.88%, the New York Fund's effective yield was 2.13% and the Pennsylvania Fund's effective yield was 2.21%.

The tax equivalent yield of a Fund is computed by dividing that portion of a Fund's yield (computed as described above) which is tax-exempt by (one minus the stated federal and, if applicable, state and local income tax rate) and adding the result to that portion, if any, of the yield of a Fund that is not tax-exempt. Based upon a marginal federal income tax rate of 37.1% for the Florida Fund, a combined federal and Michigan State marginal income tax rate of 39.9% for the Michigan Fund, a combined federal and New Jersey State marginal income tax rate of 41.1% for the New Jersey Fund, a combined federal, New York State and New York City marginal income tax rate of 43.5% for the New York Fund, and a combined federal and Pennsylvania State marginal income tax rate of 38.9% for the Pennsylvania Fund, and a yield computed as described above for the seven day period ended March 31, 1999, the Florida Fund's tax equivalent yield was 3.42%, the Michigan Fund's tax equivalent yield was 3.96%, the New Jersey Fund's tax equivalent yield was 3.19%, the New York Fund's tax equivalent yield was 3.77% and the Pennsylvania Fund's tax equivalent yield was 3.62%.

Based upon a marginal federal income tax rate of 39.6% for the seven day period ended March 31, 1999, the Florida Fund's taxable equivalent yield was 3.56%, the Michigan Fund's tax equivalent yield was 3.94%, the New Jersey Fund's tax equivalent yield was 3.11%, the New York Fund's tax equivalent yield was 3.53% and the Pennsylvania Fund's tax-equivalent yield was 3.66%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.


Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Fund with that of its competitors. Past performance cannot be a guarantee of future results.

A Fund's performance also may be compared on an after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts or interest bearing checking accounts as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in a Fund are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of a Fund fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of a Fund are redeemable at the net asset value (normally $1.00 per share) next determined after a request is received, without charge.

Investors also may want to compare a Fund's performance on an after-tax basis to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the value of obligations with shorter maturities will fluctuate less than those with longer maturities. A Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

A Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that a Fund may generate. Both tables are based upon current law as to the 1999 federal and 1998 state tax rates and brackets. The federal tax rate should be used for the Florida Fund since Florida has no applicable state personal income tax.

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Under $126,600


      Single               Joint                  Your                     A Tax-Exempt Yield of:
                                                Marginal          2%      3%     4%    5%      6%    7%
Taxable Income                              Federal Tax Rate        Is Equivalent to a Taxable Yield of:
--------------                              ----------------        ------------------------------------


$25,750-$62,450      $43,050-$104,050              28.0%          2.78    4.17   5.56  6.94    8.33   9.72
Over $62,450         Over $104,050                 31.0           2.90    4.35   5.80  7.25    8.70  10.14




      Single               Joint                Combined                   A Tax-Exempt Yield of:
                                                Michigan          2%      3%     4%    5%      6%    7%
Taxable Income                            and Federal Tax Rate      Is Equivalent to a Taxable Yield of:
--------------                            --------------------      ------------------------------------


$25,750-$62,450      $43,050-$104,050              31.2%          2.91    4.36   5.81  7.27    8.72  10.17
Over $62,450         Over $104,050                 34.0           3.03    4.55   6.06  7.58    9.09  10.61




       Single                Joint               Combined                  A Tax-Exempt Yield of:
                                              New Jersey and      2%      3%     4%     5%      6%     7%
Taxable Income                               Federal Tax Rate       Is Equivalent to a Taxable Yield of:
--------------                               ----------------       ------------------------------------


$25,750-$35,000       $43,050-$50,000              29.3%          2.83    4.24   5.66  7.07   8.49  9.90
                      $50,000-$70,000              29.8           2.85    4.27   5.70  7.12   8.55  9.97
$35,000-$40,000       $70,000-$80,000              30.5           2.88    4.32   5.76  7.19   8.63  10.07
$40,000-$62,450       $80,000-$104,050             32.0           2.94    4.41   5.88  7.35   8.82  10.29
$62,450-$75,000       $104,050-$150,000            34.8           3.07    4.60   6.13  7.67   9.20  10.74
Over $75,000          Over $150,000                35.4           3.10    4.64   6.19  7.74   9.29  10.84




      Single                Joint           Combined N.Y. City,            A Tax-Exempt Yield of:
                                              N.Y. State and      2%      3%     4%    5%     6%    7%
Taxable Income                               Federal Tax Rate**     Is Equivalent to a Taxable Yield of:
--------------                               ------------------     ------------------------------------


$25,750-$62,450      $43,050-$104,050              36.1%          3.13    4.69   6.26  7.82   9.39  10.95


                                       42

Over $62,450         Over $104,050                 38.8           3.27    4.9    6.54  8.17   9.80  11.44




      Single                Joint                Combined                  A Tax-Exempt Yield of:
                                             Pennsylvania and     2%      3%     4%    5%     6%     7%
Taxable Income                               Federal Tax Rate       Is Equivalent to a Taxable Yield of:
--------------                               ----------------       ------------------------------------


$25,750-$62,450      $43,050-$104,050              30.0%          2.86    4.29   5.71  7.14   8.57   10.00
Over $62,450         Over $104,050                 32.9           2.98    4.47   5.96  7.45   8.94   10.43



Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Over $126,600


         Single                  Joint               Your                  A Tax-Exempt Yield of:
                                                   Marginal       2%      3%     4%    5%     6%     7%
Taxable Income                                 Federal Tax Rate     Is Equivalent to a Taxable Yield of:
--------------                                 ----------------     ------------------------------------


$62,450-$130,250          $104,050-$158,550         31.9%         2.94    4.41   5.87  7.34   8.81   10.28
$130,250-$283,150         $158,550-$283,150         37.1          3.18    4.77   6.36  7.95   9.54   11.13
Over $283,150             Over $283,150             40.8          3.38    5.07   6.76  8.45   10.14  11.82




        Single                Joint               Combined                 A Tax-Exempt Yield of:
                                                Michigan and      2%      3%     4%    5%     6%     7%
Taxable Income                                Federal Tax Rate      Is Equivalent to a Taxable Yield of:
--------------                                ----------------      ------------------------------------


$62,450-$130,250        $104,050-$158,550          34.9%          3.07    4.61   6.14  7.68   9.22   10.75
$130,250-$283,150       $158,550-$283,150          39.9           3.33    4.99   6.66  8.32   9.98   11.65
Over $283,150           Over $283,150              43.4           3.53    5.30   7.07  8.83   10.60  12.37




        Single                Joint               Combined                 A Tax-Exempt Yield of:
                                               New Jersey and     2%      3%     4%    5%     6%     7%
Taxable Income                                Federal Tax Rate      Is Equivalent to a Taxable Yield of:
--------------                                ----------------      ------------------------------------


$62,450-$75,000         $104,050-$150,000          35.7%          3.11    4.67   6.22  7.78   9.33   10.89


                                       43

$75,000-$130,250        $150,000-$158,550          36.2           3.13    4.70   6.27  7.84   9.40   10.97
$130,250-$283,150       $158,550-$283,150          41.1           3.40    5.09   6.79  8.49   10.19  11.88
Over $283,150           Over $283,150              44.6           3.61    5.42   7.22  9.03   10.83  12.64




        Single                Joint          Combined N.Y. City,            A Tax-Exempt Yield of:
                                               N.Y. State and      2%     3%     4%    5%     6%     7%
Taxable Income                                Federal Tax Rate       Is Equivalent to a Taxable Yield of:
--------------                                ----------------       ------------------------------------


$62,450-$130,250        $104,050-$158,550          39.6%           3.31   4.97   6.62  8.28   9.93   11.59
$130,250-$283,150       $158,550-$283,150          44.2            3.58   5.38   7.17  8.96   10.75  12.54
Over $283,150           Over $283,150              47.5            3.81   5.71   7.62  9.52   11.43  13.33




        Single                Joint               Combined                  A Tax-Exempt Yield of:
                                                Pennsylvania       2%     3%     4%    5%     6%     7%
Taxable Income                                Federal Tax Rate       Is Equivalent to a Taxable Yield of:
--------------                                ----------------       ------------------------------------


$62,450-$130,250        $104,050-$158,550          33.8%           3.02   4.53   6.04  7.55   9.06   10.57
$130,250-$283,150       $158,550-$283,150          38.9            3.27   4.91   6.55  8.18   9.82   11.46
Over $283,150           Over $283,150              42.5            3.48   5.22   6.96  8.7    10.43  12.17



* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $189,950 and $312,450 (single between
      $126,600 and $249,100), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100%-38.5%)).

**    The  tables do not  reflect  the  impact  of the New York  State Tax Table
      Benefit Recapture that is intended to eliminate the benefit of the graduated rate structure and applies to taxable income between $100,000 and $150,000.

OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with Scudder Kemper and KDI, are listed below. All persons named as trustees also serve in similar capacities for other funds advised by Scudder Kemper.

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.


LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.


DONALD L. DUNAWAY (3/8/37), Trustee, 7011 Green Tree Drive, Naples, Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).


DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.


THOMAS W. LITTAUER (4/26/55), Vice President and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.



CORNELIA M. SMALL (7/28/44), Trustee*, 345 Park Avenue, New York, NY; Managing Director, Scudder Kemper.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.




ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Scudder Kemper.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Scudder Kemper.

CAROLINE  PEARSON  (4/1/62),  Assistant  Secretary*,  Two  International  Place,
Boston,   Massachusetts;   Senior  Vice  President,  Scudder  Kemper;  formerly,
Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).



*     Interested persons as defined in the Investment Company Act of 1940.



The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended March 31, 1999. The information in the last column indicates the total amounts paid or accrued for the calendar year 1998 for all Scudder Kemper Funds.

                                                      Total Compensation
                                                     Scudder Kemper Funds
Name Of Trustee                 Compensation                 Paid
                               From the Trust           To Trustees(1)
                               --------------           --------------

John W. Ballantine(2)                   0                         0
Lewis A. Burnham                   $1,800                  $126,100
Donald L. Dunaway(3)               $1,900                  $135,000
Robert B. Hoffman                  $1,700                  $116,100
Donald R. Jones                    $1,700                  $129,600
Shirley D. Peterson                $1,600                  $108,800
William P. Sommers                 $1,600                  $108,800

(1) Includes compensation for service on the Boards of 25 Scudder Kemper funds with 43 fund portfolios. Each trustee currently serves as a trustee of 26 Scudder Kemper Funds and 48 fund portfolios.
(2)   John W. Ballantine became a Trustee on May 18, 1999.
(3) Pursuant to deferred compensation agreements with the Scudder Kemper Funds deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds-Zurich Money Market Fund. Total deferred amounts (including interest thereon) payable from the Funds for all prior fiscal years for the New York Fund are $4,300 for Mr. Dunaway.

On July 1, 1999, the trustees and officers as a group owned less than 1% of the then outstanding shares of each Fund. As of July 1, 1999, no shareholder owned of record more than 5% of the outstanding shares of the Funds except as shown below:



-------------------------------------------------------------------------------------------------------------

                Fund                           Name and Address                       Percentage
                ----                           ----------------                       ----------

-------------------------------------------------------------------------------------------------------------

                                       47


Florida                               Prudential Securities Inc.          18.62%
                                      1 New York Plaza
                                      New York, NY  10004

-------------------------------------------------------------------------------------------------------------

Florida                               Hank Asher                          8.73%


-------------------------------------------------------------------------------------------------------------

Michigan                              Scudder Kemper Investments, Inc.    20.46%
                                      (Accounting Control)
                                      345 Park Avenue
                                      New York, NY  10154

-------------------------------------------------------------------------------------------------------------

Michigan                              Roney & Co.                         77.33%
                                      IMMCF Money Market
                                      Omnibus Account
                                      1 Griswold
                                      Detroit, MI  48226

-------------------------------------------------------------------------------------------------------------

New Jersey                            Prudential Securities Inc.          26.05%
                                      1 New York Plaza
                                      New York, NY  10004

-------------------------------------------------------------------------------------------------------------

New Jersey                            Bank of New York Clearing Corp.     8.24%
                                      Omnibus Account
                                      111 E. Kilboune Avenue
                                      Milwaukee, WI  53202

-------------------------------------------------------------------------------------------------------------

New York                              National Investor Services Corp.    35.79%
                                      55 Water Street
                                      New York, NY  10041

-------------------------------------------------------------------------------------------------------------

New York                              Prudential Securities Inc.          11.46%
                                      1 New York Plaza


                                       48

                                      New York, NY  10004

-------------------------------------------------------------------------------------------------------------

New York                              Southwest Securities, Inc.          8.28%
                                      Omnibus Account
                                      1201 Elm Street
                                      Dallas, TX  75270

-------------------------------------------------------------------------------------------------------------

Pennsylvania                          Prudential Securities Inc.          7.70
                                      1 New York Plaza
                                      New York, NY  10004

-------------------------------------------------------------------------------------------------------------


SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper High Yield Fund II, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Value Series, Inc., Kemper Value+Growth Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income Fund, Kemper-Dreman Financial Services Fund, Kemper Value Fund, Kemper Classic Growth Fund and Kemper Global Discovery Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich YieldWise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund with a value in excess of $1,000,000, other than Kemper Cash Reserves Fund, acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). In addition, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Adviser's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the Funds of Investors Municipal Cash Fund are available for sale only in the following states and federal district:


Florida Fund            Michigan Fund         New Jersey Fund        New York Fund       Pennsylvania Fund
------------            -------------         ---------------        -------------       -----------------

Alabama                 California            California             California          California
California              District of Columbia  Connecticut            Connecticut         Connecticut
District of Columbia    Florida               Delaware               District of         Delaware
                                                                     Columbia
Florida                 Georgia               District of Columbia   Florida             District of
                                                                                         Columbia
Georgia                 Illinois              Florida                Georgia             Florida
Illinois                Indiana               Georgia                Indiana             Georgia
Indiana                 Michigan              Illinois               Illinois            Illinois
Missouri                Missouri              Indiana                Missouri            Indiana
New Jersey              New Jersey            Maryland               New Jersey          Maryland
Ohio                    Ohio                  Massachusetts          New York            Michigan
Pennsylvania            Pennsylvania          Missouri               Ohio                Missouri
Virginia                Virginia              New Jersey             Pennsylvania        New Jersey

                                              New York               Texas               Ohio
                                              Ohio                   Virginia            Pennsylvania
                                              Pennsylvania                               Vermont
                                              Virginia                                   Virginia
                                              West Virginia                              West Virginia

The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

Systematic Withdrawal Program. The owner of $5,000 or more of a Fund's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The right is reserved to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by the shareholder or the Trust. Firms provide varying arrangements for their clients to redeem Fund shares on a periodic basis. Such firms may independently establish minimums for such services.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Fund account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact KSvC at 1-800-621-1048 or the firm through which their account was established for more information. These programs may not be available through some firms that distribute Fund shares.


SHAREHOLDER RIGHTS


The Trust is an open-end, non-diversified management investment company, which was organized under the name "Tax-Exempt New York Money Market Fund" as a business trust under the laws of Massachusetts on March 2, 1990 with a single investment portfolio. On May 21, 1997 the Trust changed its name from "Tax-Exempt New York Money Market Fund" to "Investors Municipal Cash Fund."

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. Currently, the Trust has five Funds. None of the Funds' shares are divided into classes. The Board of Trustees may authorize the issuance of additional Funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Funds, it is known as a "series company." Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences, rights or privileges of any classes of shares within the Fund. Generally each class of shares issued by a particular Fund would differ as to the allocation of certain expenses of the Fund such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings, and does not intend to do so. However, it will hold shareholder meetings as required or deemed desirable in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of a Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, establishing a fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

The Florida, Michigan, New Jersey and Pennsylvania Funds each may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company would be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.


Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.


The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.


The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Fund or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                          INVESTORS MUNICIPAL CASH FUND

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust dated March 9, 1990.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                    (b)                     By-laws
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                   (c)(1)                   Text of Share Certificate
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                   (c)(2)                   Written Instrument Establishing and Designating New Series
                                            (Incorporated herein by reference to Post-Effective Amendment No. 8 to the
                                            Registration Statement)

                   (c)(3)                   Written Instrument Establishing and Designating New Trust Name
                                            (Incorporated herein by reference to Post-Effective Amendment No. 8 to the
                                            Registration Statement)

                   (c)(4)                   Written Instrument Establishing and Designating New Series (Michigan Fund)
                                            (Incorporated herein by reference to Post-Effective Amendment No. 11 to the
                                            Registration Statement)

                    (d)                     Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash
                                            Fund, Investors Michigan Municipal Cash Fund, Investors Pennsylvania
                                            Municipal Cash Fund, and Tax-Exempt New York Money Market Fund, dated
                                            September 7, 1998.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                   (e)(1)                   Underwriting Agreement between Investors Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated September 7, 1998
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                    (f)                     Inapplicable.

                    (g)                     Custody Agreement between the Registrant, on behalf of Investors Florida
                                            Municipal Cash Fund, Investors New Jersey Municipal Cash Fund, Investors
                                            Michigan Municipal Cash Fund, Investors Pennsylvania Municipal Cash Fund,
                                            and Tax-Exempt New York Money Market Fund, and State Street Bank and Trust
                                            Company, dated May 3, 1999.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                                       1

                   (h)(1)                   Agency Agreement between Investors Municipal Cash Fund and Investors
                                            Fiduciary Trust Company dated October 18, 1990.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                   (h)(2)                   Supplement to Agency Agreement between Investors Municipal Cash Fund and
                                            Fiduciary Trust Company dated April 1, 1995.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 6 to the
                                            Registration Statement)

                   (h)(3)                   Fund Accounting Agreement between the Registrant, on behalf of Investors
                                            Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund,
                                            Investors Michigan Municipal Cash Fund, Investors Pennsylvania Municipal
                                            Cash Fund, and Tax-Exempt New York Money Market Fund, and Scudder Fund
                                            Accounting Corporation, dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 11 to the
                                            Registration Statement)

                    (i)                     Legal Opinion is filed herein.

                    (j)                     Consent of Independent Accountants is filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                   (m)(1)                   Rule 12b-1 Plan between Investors Florida Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                   (m)(2)                   Rule 12b-1 Plan between Investors New Jersey Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                   (m)(3)                   Rule 12b-1 Plan between Investors Michigan Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                   (m)(4)                   Rule 12b-1 Plan between Investors Pennsylvania Municipal Cash Fund and
                                            Kemper Distributors, Inc., dated August 1, 1998.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                   (m)(5)                   Rule 12b-1 Plan between Tax-Exempt New York Money Market Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 13 to the
                                            Registration Statement)

                    (n)                     Financial Data Schedules are filed herein.

                    (o)                     Inapplicable.


Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business or Other Connections of Investment Adviser.
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**



                                       3

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

                                       4

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Treasurer   None

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President
                                           Officer

         Herbert A. Christiansen           Vice President                          None

         Paula Gaccione                    Vice President                          None

         Michael Curran                    Managing Director                       None

         Robert Froelic                    Managing Director                       None

         Michael E. Harrington             Managing Director                       None



                                       5

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         C. Perry Moore                    Managing Director                       None

         Lorie O'Malley                    Managing Director                       None

         David Swanson                     Managing Director                       None

         William M. Thomas                 Managing Director                       None

         Robert A. Rudell                  Vice President                          None

         Elizabeth C. Werth                Vice President                          Assistant Secretary

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of July, 1999.

                                             INVESTORS MUNICIPAL CASH FUND



                                             By /s/Mark S. Casady
                                               ---------------------------------
                                                Mark S. Casady
                                                President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on July 28, 1999, on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


                                                                                         July 28, 1999
--------------------------------------
John W. Ballantine                          Trustee


/s/ Lewis A. Burnham                                                                     July 28, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    July 28, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    July 28, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      July 28, 1999
--------------------------------------
Donald R. Jones*                            Trustee

                                                                                         July 28, 1999
/s/Thomas W. Littauer
--------------------------------------
Thomas W. Littauer                          Trustee


/s/ Shirley D. Peterson                                                                  July 28, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee



/s/ Cornelia M. Small                                                                    July 28, 1999
--------------------------------------
Cornelia M. Small                           Trustee




/s/ William P. Sommers                                                                   July 28, 1999
--------------------------------------
William P. Sommers*                         Trustee


/s/John R. Hebble                                                                        July 28, 1999
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)

*By: /s/Philip J. Collora
     ----------------------------------
     Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney
             contained in  Post-Effective
             Amendment No. 11 to the Registration
             Statement, filed on February 20, 1998.

                                                            File No. 33-34819
                                                            File No. 811-6108


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 15
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 16

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          INVESTORS MUNICIPAL CASH FUND

                          INVESTORS MUNICIPAL CASH FUND

                                  EXHIBIT INDEX


                                    Exhibit i
                                    Exhibit j
                                    Exhibit n


                                       2